As filed with the Securities and Exchange Commission on June 26, 2023
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-21169
NEUBERGER BERMAN NEW YORK MUNICIPAL FUND INC.
(Exact Name of Registrant as specified in charter)
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104-0002
(Address of Principal Executive Offices – Zip Code)
Joseph V. Amato
Chief Executive Officer and President
Neuberger Berman New York Municipal Fund Inc.
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104-0002
Lori L. Schneider, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and addresses of agents for service)
Registrant’s telephone number, including area code: (212) 476-8800
Date of fiscal year end: October 31
Date of reporting period: April 30, 2023
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940, as amended (“Act”) (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Stockholders.
(a)	Following is a copy of the semi-annual report transmitted to stockholders pursuant to Rule 30e-1 under the Act.

Neuberger Berman
Municipal Closed-End Funds
Neuberger Berman California Municipal Fund Inc.
Neuberger Berman Municipal Fund Inc.
Neuberger Berman New York Municipal Fund Inc.

Semi-Annual Report
April 30, 2023

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund names in this piece are either service marks or registered service marks of Neuberger Berman Investment Advisers LLC. ©2023 Neuberger Berman Investment Advisers LLC. All rights reserved.

President’s Letter
Dear Stockholder,
I am pleased to present this semi-annual report for Neuberger Berman California Municipal Fund Inc. (NBW), Neuberger Berman Municipal Fund Inc. (NBH) and Neuberger Berman New York Municipal Fund Inc. (NBO and, together with NBW and NBH, the Funds) for the six months ended April 30, 2023 (the reporting period). The report includes for each Fund a portfolio commentary, a listing of the Fund’s investments and its unaudited financial statements for the reporting period.
Each Fund’s investment objective is to provide a high level of current income exempt from federal income tax and, for the state-specific Funds, NBW seeks to provide income that is also exempt from California personal income taxes and NBO seeks to provide income that is also exempt from New York State and New York City personal income taxes. The Funds may invest in securities the interest on which is subject to the federal alternative minimum tax.
We maintain a conservative investment philosophy and disciplined investment process in an effort to provide you with tax-exempt current income over the long term with less volatility and risk.
In February 2023, each Fund announced a decrease in its monthly distribution rate. NBH decreased its monthly distribution rate to $0.03774 per share of common stock from the prior monthly distribution rate of $0.05025 per share. NBW decreased its monthly distribution rate to $0.0254 per share of common stock from the prior monthly distribution rate of $0.0448 per share. NBO decreased its monthly distribution rate to $0.024233 per share of common stock from the prior monthly distribution rate of $0.03933 per share. The Funds’ decreases in distribution rates were the result of numerous factors, including the current level of yields available in the municipal market and the related impact on the Funds’ levels of earnings, the amount of leverage currently employed by the Funds, increased costs of leverage associated with interest-rate hikes and the amount of available undistributed net investment income.
In April 2023, each Fund announced that its Board of Directors approved proposal(s) to reorganize each of NBW and NBO into NBH. The proposed reorganizations for the Funds are subject to certain conditions, including necessary approval by Fund stockholders. The Funds expect to hold a Joint Special Meeting of Stockholders to consider approval of the reorganization proposals on July 7, 2023. Neuberger Berman Investment Advisers LLC (NBIA), the Funds’ investment adviser, recommended, and the Boards approved, the applicable reorganizations after a comprehensive assessment of the Funds. NBIA and the Boards believe the reorganizations will benefit stockholders of each Fund through the creation of a larger fund that may offer economies of scale, including a lower total annual operating expense ratio, enhanced earnings potential, and increased market liquidity for the combined fund’s common stock, which could positively impact trading in the combined fund’s shares.
Thank you for your confidence in the Funds. We will continue to do our best to retain your trust in the years to come.
Sincerely,

Joseph V. Amato
President and CEO
Neuberger Berman California Municipal Fund Inc.
Neuberger Berman Municipal Fund Inc.
Neuberger Berman New York Municipal Fund Inc.

Neuberger Berman Municipal Closed-End Funds
Portfolio Commentary (Unaudited)

For the six-month period ended April 30, 2023 (the reporting period), on a net asset value (NAV) basis, all three of the Neuberger Berman Municipal Closed-End Funds outperformed their benchmark, the Bloomberg 10-Year Municipal Bond Index (the Index). Neuberger Berman California Municipal Fund Inc. (NBW), Neuberger Berman Municipal Fund Inc. (NBH) and Neuberger Berman New York Municipal Fund Inc. (NBO and, together with NBW and NBH, the Funds) posted 10.86%, 11.29% and 11.08% total returns, respectively, whereas the Index generated a 7.70% total return for the same period. (Fund performance on a market price basis is provided in the tables immediately following this commentary.) The use of leverage (typically a performance enhancer in up markets and a detractor during market retreats) was positive for performance given the positive price return for the municipal market during the reporting period.
The investment-grade municipal bond market generated a positive return and outperformed the investment-grade taxable bond market during the reporting period. All told, the Bloomberg Municipal Bond Index returned 7.65% for the reporting period, whereas the overall investment-grade taxable bond market, as measured by the Bloomberg U.S. Aggregate Bond Index, returned 6.91%. The overall fixed income market experienced periods of heightened volatility, partly driven by uncertainties regarding future U.S. Federal Reserve Board (Fed) actions; moderating but still elevated inflation; and turmoil in the regional banking industry, initially driven by the collapse of Silicon Valley Bank. In terms of the latter, fears of contagion triggered investor risk aversion, boosting demand for the safety of government debt. All told, both short- and long-term yields moved lower during the reporting period and their prices rose (yields and bond prices generally move in the opposite direction).
Looking at the Funds’ performance, having a longer duration than the Index contributed to relative returns as interest rates declined. An overweight to lower coupon/longer duration bonds versus the Index was also rewarded. All three Funds also benefited from their exposure to securities issued by Puerto Rico. For NBH, an overweight to securities issued by the state of Illinois contributed to performance. On the downside, the Funds’ allocation to pre-refunded securities detracted from returns, as they underperformed the Index. For NBH and NBW, security selection in the hospital sector was a headwind for returns.
There were no meaningful changes to the Funds’ portfolios during the reporting period as a whole.
Looking ahead, we are entering the busy season of state budget proposals and negotiations, with increased projections for slower economic growth in the near term. State finances are generally in a favorable position due to revenue growth achieved during the pandemic. Impressive for state finances, this growth occurred amid all of the economic uncertainty during the pandemic. Contributing to the improved fiscal position of many states are tax receipts during the pandemic that exceeded expectations and federal aid via $195 billion from the American Rescue Plan. In our view, while some states face unique tax regimes and specific economic issues, strong finances built up in recent years will likely help in the near term. Our stable outlook for states is based on strong finances generated in recent years that, we believe, will not only help in the near term, but also provide an additional financial tool during state budget negotiations.
Sincerely,
James L. Iselin and S. Blake Miller
Portfolio Co-Managers
The portfolio composition, industries and holdings of each Fund are subject to change without notice.
The opinions expressed are those of the Funds' portfolio managers. The opinions are as of the date of this report and are subject to change without notice.
The value of securities owned by a Fund, as well as the market value of shares of the Fund’s common stock, may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional, national or global political, social or economic instability; regulatory or legislative developments; price and interest rate fluctuations, including those resulting from changes in central bank policies; and changes in investor sentiment.
The bond rating(s) noted above represent segments of the Bloomberg 10-Year Municipal Bond Index, which are determined based on the average ratings issued by S&P Global, Moody’s and Fitch.

California Municipal Fund Inc. (Unaudited)

TICKER SYMBOL
California Municipal Fund Inc.	NBW

PORTFOLIO BY STATE AND TERRITORY
(as a % of Total Investments*)
American Samoa	0.5%
California	85.7
Guam	2.4
Kansas	0.4
Louisiana	0.4
New Jersey	0.2
New York	0.5
Ohio	3.3
Puerto Rico	4.2
South Carolina	0.5
Texas	0.4
Virgin Islands	1.3
Wisconsin	0.2
Total	100.0%

*	Does not include the impact of the Fund’s open positions in derivatives, if any.

PERFORMANCE HIGHLIGHTS[1]
	Inception Date	Six Month Period Ended 04/30/2023	Average Annual Total Return Ended 04/30/2023
			1 Year	5 Years	10 Years	Life of Fund
At NAV[2]
California Municipal Fund Inc.	09/24/2002	10.86%	0.29%	1.22%	2.45%	4.48%
At Market Price[3]
California Municipal Fund Inc.	09/24/2002	12.00%	-1.28%	1.29%	0.87%	3.49%
Index
Bloomberg 10-Year Municipal Bond Index[4]		7.70%	4.93%	2.59%	2.50%	3.91%
Listed closed-end funds, unlike open-end funds, are not continually offered. Generally, there is an initial public offering and, once issued, shares of common stock of closed-end funds are sold in the secondary market on a stock exchange.
The performance data quoted represent past performance and do not indicate future results. Current performance may be lower or higher than the performance data quoted. For current performance data, please visit www.nb.com/cef-performance.
The results shown in the table reflect the reinvestment of income dividends and other distributions, if any. The results do not reflect the effect of taxes a stockholder would pay on Fund distributions or on the sale of shares of the Fund's common stock.
The investment return and market price will fluctuate and shares of the Fund’s common stock may trade at prices above or below NAV. Shares of the Fund’s common stock, when sold, may be worth more or less than their original cost.
Returns would have been lower if Neuberger Berman Investment Advisers LLC ("NBIA") had not waived a portion of its investment management fees during certain of the periods shown. The waived fees are from prior years that are no longer disclosed in the Financial Highlights.

Municipal Fund Inc. (Unaudited)

TICKER SYMBOL
Municipal Fund Inc.	NBH

PORTFOLIO BY STATE AND TERRITORY
(as a % of Total Investments*)
Alabama	0.2%
American Samoa	0.5
Arizona	1.1
California	21.5
Colorado	2.2
Connecticut	0.2
District of Columbia	0.2
Florida	4.4
Guam	0.4
Hawaii	0.5
Illinois	14.2
Indiana	0.0
Iowa	0.3
Kentucky	0.3
Louisiana	0.8
Maine	0.4
Maryland	0.1
Massachusetts	0.5
Michigan	3.7
Minnesota	0.1
Mississippi	0.4
Nevada	0.3
New Hampshire	0.2
New Jersey	6.2
New Mexico	0.3
New York	12.3
North Carolina	1.3
Ohio	5.4
Oklahoma	0.7
Oregon	0.0
Pennsylvania	2.6
Puerto Rico	4.4
Rhode Island	0.6
South Carolina	0.8
Tennessee	0.5
Texas	3.8
Utah	2.0
Vermont	1.0
Virgin Islands	1.3
Virginia	0.6
Washington	2.7
Wisconsin	1.0
Total	100.0%

*	Does not include the impact of the Fund’s open positions in derivatives, if any.

PERFORMANCE HIGHLIGHTS[1]
	Inception Date	Six Month Period Ended 04/30/2023	Average Annual Total Return Ended 04/30/2023
			1 Year	5 Years	10 Years	Life of Fund
At NAV[2]
Municipal Fund Inc.	09/24/2002	11.29%	-0.32%	0.84%	2.56%	4.68%
At Market Price[3]
Municipal Fund Inc.	09/24/2002	13.11%	-6.37%	0.39%	1.14%	3.84%
Index
Bloomberg 10-Year Municipal Bond Index[4]		7.70%	4.93%	2.59%	2.50%	3.91%
Listed closed-end funds, unlike open-end funds, are not continually offered. Generally, there is an initial public offering and, once issued, shares of common stock of closed-end funds are sold in the secondary market on a stock exchange.
The performance data quoted represent past performance and do not indicate future results. Current performance may be lower or higher than the performance data quoted. For current performance data, please visit www.nb.com/cef-performance.
The results shown in the table reflect the reinvestment of income dividends and other distributions, if any. The results do not reflect the effect of taxes a stockholder would pay on Fund distributions or on the sale of shares of the Fund's common stock.
The investment return and market price will fluctuate and shares of the Fund’s common stock may trade at prices above or below NAV. Shares of the Fund’s common stock, when sold, may be worth more or less than their original cost.
Returns would have been lower if Neuberger Berman Investment Advisers LLC ("NBIA") had not waived a portion of its investment management fees during certain of the periods shown. The waived fees are from prior years that are no longer disclosed in the Financial Highlights.

New York Municipal Fund Inc. (Unaudited)

TICKER SYMBOL
New York Municipal Fund Inc.	NBO

PORTFOLIO BY STATE AND TERRITORY
(as a % of Total Investments*)
American Samoa	0.6%
California	3.5
Guam	2.7
Kansas	0.6
Louisiana	0.5
New York	83.5
Ohio	0.2
Puerto Rico	5.9
South Carolina	0.2
Texas	0.3
Virgin Islands	1.1
Wisconsin	0.9
Total	100.0%

*	Does not include the impact of the Fund’s open positions in derivatives, if any.

PERFORMANCE HIGHLIGHTS[1]
	Inception Date	Six Month Period Ended 04/30/2023	Average Annual Total Return Ended 04/30/2023
			1 Year	5 Years	10 Years	Life of Fund
At NAV[2]
New York Municipal Fund Inc.	09/24/2002	11.08%	-2.00%	0.27%	1.58%	3.81%
At Market Price[3]
New York Municipal Fund Inc.	09/24/2002	10.97%	-2.45%	0.19%	-0.26%	2.79%
Index
Bloomberg 10-Year Municipal Bond Index[4]		7.70%	4.93%	2.59%	2.50%	3.91%
Listed closed-end funds, unlike open-end funds, are not continually offered. Generally, there is an initial public offering and, once issued, shares of common stock of closed-end funds are sold in the secondary market on a stock exchange.
The performance data quoted represent past performance and do not indicate future results. Current performance may be lower or higher than the performance data quoted. For current performance data, please visit www.nb.com/cef-performance.
The results shown in the table reflect the reinvestment of income dividends and other distributions, if any. The results do not reflect the effect of taxes a stockholder would pay on Fund distributions or on the sale of shares of the Fund's common stock.
The investment return and market price will fluctuate and shares of the Fund’s common stock may trade at prices above or below NAV. Shares of the Fund’s common stock, when sold, may be worth more or less than their original cost.
Returns would have been lower if Neuberger Berman Investment Advisers LLC ("NBIA") had not waived a portion of its investment management fees during certain of the periods shown. The waived fees are from prior years that are no longer disclosed in the Financial Highlights.

Endnotes (Unaudited)

1	A portion of each Fund’s income may be a tax preference item for purposes of the federal alternative minimum tax for certain stockholders.
2	Returns based on the NAV of each Fund.
3	Returns based on the market price of shares of each Fund’s common stock on the NYSE American.
4
The Bloomberg 10-Year Municipal Bond Index is the 10-year (8-12 years to maturity) component of the
Bloomberg Municipal Bond Index. The Bloomberg Municipal Bond Index measures the investment grade,
U.S. dollar-denominated, long-term, tax-exempt bond market and has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds. Please note that the index does not take into account any fees and expenses or any tax consequences of investing in the individual securities that it tracks and that individuals cannot invest directly in any index. Data about the performance of this index are prepared or obtained by NBIA and include reinvestment of all income dividends and other distributions, if any. Each Fund may invest in securities not included in the above described index and generally does not invest in all securities included in the index.

For more complete information on Neuberger Berman Municipal Closed-End Funds, call Neuberger Berman Investment Advisers LLC at (877) 461-1899, or visit our website at www.nb.com.

Legend April 30, 2023 (Unaudited)
Neuberger Berman Municipal Closed-End Funds
Other Abbreviations:
Management or NBIA	= Neuberger Berman Investment Advisers LLC

Schedule of Investments California Municipal Fund Inc.^ (Unaudited)
April 30, 2023

Principal Amount		Value
Municipal Notes 163.8%
American Samoa 0.9%
$600,000	American Samoa Economic Development Authority General Revenue Refunding, Series 2015-A, 6.25%, due 9/1/2029	$626,616
California 140.4%
1,875,000	California Community Choice Financing Clean Energy Project Authority Revenue Green Bond, Series 2021 B-1, (LOC: Morgan Stanley), 4.00%, due 2/1/2052 Putable 8/1/2031	1,891,061
	California Educational Facilities Authority Refunding Revenue (University of Redlands)
250,000	Series 2016-A, 5.00%, due 10/1/2028	257,977
260,000	Series 2016-A, 3.00%, due 10/1/2029	244,359
400,000	Series 2016-A, 3.00%, due 10/1/2030	371,758
1,000,000	California Educational Facilities Authority Revenue (Green Bond- Loyola Marymount University), Series 2018-B, 5.00%, due 10/1/2048	1,042,918
	California Housing Finance Agency Municipal Certificate
1,230,664	Class A, Series 2019-2, 4.00%, due 3/20/2033	1,228,201
969,302	Class A, Series 2021-1-A, 3.50%, due 11/20/2035	917,815
480,000	California Infrastructure & Economic Development Bank Revenue (Wonderful Foundations Charter School Portfolio Project), Series 2020-A-1, 5.00%, due 1/1/2055	369,198 (a)
525,000	California Infrastructure & Economic Development Bank State School Fund Revenue (King City Joint Union High School), Series 2010, 5.13%, due 8/15/2024	525,439
1,000,000	California Municipal Finance Authority Charter School Lease Revenue (Sycamore Academy Project), Series 2014, 5.63%, due 7/1/2044	1,008,481 (a)
500,000	California Municipal Finance Authority Charter School Lease Revenue (Vista Charter Middle School Project), Series 2014, 5.13%, due 7/1/2029	500,943
	California Municipal Finance Authority Charter School Revenue (John Adams Academics Project)
160,000	Series 2015-A, 4.50%, due 10/1/2025	158,196
1,115,000	Series 2019-A, 5.00%, due 10/1/2049	1,013,277 (a)
1,000,000	California Municipal Finance Authority Charter School Revenue (Palmdale Aerospace Academy Project), Series 2016, 5.00%, due 7/1/2031	1,001,961 (a)
500,000	California Municipal Finance Authority Revenue (Baptist University), Series 2015-A, 5.00%, due 11/1/2030	507,494 (a)
	California Municipal Finance Authority Revenue (Biola University)
375,000	Series 2013, 4.00%, due 10/1/2025 Pre-Refunded 10/1/2023	376,019
410,000	Series 2013, 4.00%, due 10/1/2026 Pre-Refunded 10/1/2023	411,114
455,000	Series 2013, 4.00%, due 10/1/2027 Pre-Refunded 10/1/2023	456,237
	California Municipal Finance Authority Revenue (Touro College & University Systems Obligated Group)
605,000	Series 2014-A, 4.00%, due 1/1/2027 Pre-Refunded 7/1/2024	611,845
630,000	Series 2014-A, 4.00%, due 1/1/2028 Pre-Refunded 7/1/2024	637,128
330,000	Series 2014-A, 4.00%, due 1/1/2029 Pre-Refunded 7/1/2024	333,734
2,000,000	California Municipal Finance Authority Student Housing Revenue (CHF-Davis I LLC-West Village Student Housing Project), Series 2018, (BAM Insured), 4.00%, due 5/15/2048	1,900,568
	California Public Finance Authority Refunding (Henry Mayo Newhall Hospital)
400,000	Series 2021-A, 4.00%, due 10/15/2027	406,864
360,000	Series 2021-A, 4.00%, due 10/15/2028	367,629
1,500,000	California School Facility Finance Authority Revenue (Green Dot Public School Project), Series 2018-A, 5.00%, due 8/1/2048	1,494,119 (a)
	California School Facility Finance Authority Revenue (KIPP LA Project)
250,000	Series 2014-A, 4.13%, due 7/1/2024	250,227 (a)
400,000	Series 2017-A, 4.00%, due 7/1/2023	399,863 (a)
375,000	Series 2017-A, 5.00%, due 7/1/2025	383,251 (a)
130,000	Series 2017-A, 5.00%, due 7/1/2027	136,345 (a)
See Notes to Financial Statements

Schedule of Investments California Municipal Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value
California – cont'd
$400,000	California School Finance Authority Revenue (Alliance College - Ready Public School Project), Series 2015-A, 5.00%, due 7/1/2030	$411,591(a )
2,195,000	California State Department of Veterans Affairs Home Purchase Refunding Revenue, Series 2016-A, 3.00%, due 6/1/2029	2,180,982
	California State General Obligation
2,000,000	Series 2020, 3.00%, due 11/1/2050	1,549,317
3,900,000	Series 2022, 3.00%, due 4/1/2052	3,017,134
1,000,000	Series 2022, 5.00%, due 9/1/2052	1,110,324
1,125,000	California State Infrastructure & Economic Development Bank Revenue (California Academy of Sciences), Series 2018-D, (SIFMA), 4.21%, due 8/1/2047 Putable 8/1/2024	1,112,134
2,000,000	California State Pollution Control Financing Authority Revenue (San Jose Water Co. Project), Series 2016, 4.75%, due 11/1/2046	2,024,856
710,000	California State Pollution Control Financing Authority Solid Waste Disposal Revenue (Aemerage Redak Services Southern California LLC Project), Series 2016, 7.00%, due 12/1/2027	71,000 (a)(b)
600,000	California State Pollution Control Financing Authority Solid Waste Disposal Revenue (Calplant I Green Bond Project), Series 2019, 7.50%, due 12/1/2039	14,820 (a)(b)
550,000	California State Pollution Control Financing Authority Solid Waste Disposal Revenue (Green Bond-Rialto Bioenergy Facility LLC Project), Series 2019, 7.50%, due 12/1/2040	369,372 (a)
1,595,000	California State Pollution Control Financing Authority Water Furnishing Revenue, Series 2012, 5.00%, due 7/1/2027	1,598,243 (a)
415,000	California State School Finance Authority Charter School Revenue (Downtown College Prep-Obligation Group), Series 2016, 4.50%, due 6/1/2031	411,659 (a)
400,000	California State School Finance Authority Charter School Revenue (Rocketship Education), Series 2016-A, 5.00%, due 6/1/2031	400,296 (a)
1,060,000	California State School Finance Authority Education Facility Revenue (New Designs Charter School Administration Campus Project), Series 2019-A, 5.00%, due 6/1/2050	984,353 (a)
190,000	California State School Finance Authority Education Facility Revenue (Partnerships Uplifts Community Valley Project), Series 2014-A, 5.35%, due 8/1/2024 Pre-Refunded 2/1/2024	191,895 (a)
1,000,000	California Statewide Communities Development Authority College Housing Revenue (NCCD-Hooper Street LLC-College of the Arts Project), Series 2019, 5.25%, due 7/1/2052	899,731 (a)
1,325,000	California Statewide Communities Development Authority Hospital Revenue (Methodist Hospital of Southern Project), Series 2018, 4.25%, due 1/1/2043	1,262,088
720,000	California Statewide Communities Development Authority Revenue (Henry Mayo Newhall Memorial Hospital), Series 2014-A, (AGM Insured), 5.00%, due 10/1/2026 Pre-Refunded 10/1/2024	740,522
500,000	California Statewide Communities Development Authority Revenue (Loma Linda University Medical Center), Series 2018-A, 5.50%, due 12/1/2058	496,848 (a)
700,000	California Statewide Communities Development Authority Revenue (Redwoods Project), Series 2013, 5.00%, due 11/15/2028 Pre-Refunded 11/15/2023	706,989
600,000	California Statewide Communities Development Authority Revenue Refunding (Lancer Education Student Housing Project), Series 2016-A, 5.00%, due 6/1/2036	590,364 (a)
1,500,000	California Statewide Communities Development Authority Revenue Refunding (Loma Linda University Medical Center), Series 2014-A, 5.25%, due 12/1/2029	1,537,546
1,500,000	California Statewide Communities Development Authority Revenue Refunding (Redlands Community Hospital), Series 2016, 4.00%, due 10/1/2041	1,467,805
440,000	California Statewide Communities Development Authority Special Tax Revenue Refunding (Community Facility District No. 2007-01 Orinda Wilder Project), Series 2015, 4.50%, due 9/1/2025	446,865
2,055,000	California Statewide Communities Development Authority Student Housing Revenue (University of Irvin Campus Apartments Phase IV), Series 2017-A, 5.00%, due 5/15/2032	2,125,441
500,000	California Statewide Communities Development Authority Student Housing Revenue Refunding (Baptist University), Series 2017-A, 5.00%, due 11/1/2032	511,301 (a)
	Corona-Norco Unified School District Public Finance Authority Senior Lien Revenue
350,000	Series 2013-A, 5.00%, due 9/1/2026 Pre-Refunded 9/1/2023	352,104
560,000	Series 2013-A, 5.00%, due 9/1/2027 Pre-Refunded 9/1/2023	563,366
See Notes to Financial Statements

Schedule of Investments California Municipal Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value
California – cont'd
$2,000,000	Davis Joint Unified School District Certificate of Participation (Yolo Co.), Series 2014, (BAM Insured), 4.00%, due 8/1/2024	$2,022,117
1,250,000	Emeryville Redevelopment Agency Successor Agency Tax Allocation Refunding Revenue, Series 2014-A, (AGM Insured), 5.00%, due 9/1/2025	1,281,790
1,500,000	Foothill-Eastern Transportation Corridor Agency Toll Road Revenue Refunding, Subseries 2014-B2, 3.50%, due 1/15/2053	1,246,791
3,935,000	Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue Refunding, Series 2021-B-2, 0.00%, due 6/1/2066	434,633
1,000,000	Imperial Community College District General Obligation Capital Appreciation (Election 2010), Series 2011-A, (AGM Insured), 6.75%, due 8/1/2040 Pre-Refunded 8/1/2025	1,085,065
1,000,000	Inglewood Unified School District Facilities Financing Authority Revenue, Series 2007, (AGM Insured), 5.25%, due 10/15/2026	1,039,413
	Irvine Special Tax (Community Facility District No. 2005-2)
150,000	Series 2013, 4.00%, due 9/1/2023	150,295
300,000	Series 2013, 4.00%, due 9/1/2024	300,783
450,000	Series 2013, 4.00%, due 9/1/2025	451,485
645,000	Series 2013, 3.50%, due 9/1/2026	645,252
690,000	Series 2013, 3.63%, due 9/1/2027	690,690
680,000	Jurupa Public Financing Authority Special Tax Revenue, Series 2014-A, 5.00%, due 9/1/2024	695,160
2,650,000	Los Angeles County Metropolitan Transportation Authority Revenue (Green Bond), Series 2020-A, 5.00%, due 6/1/2031	3,117,558
1,500,000	Los Angeles Department of Airports Airport Revenue, Series 2020-C, 4.00%, due 5/15/2050	1,418,251
1,400,000	Los Angeles Department of Water & Power Revenue Refunding, (LOC: Barclays Bank PLC), Series 2001-B-3, 3.40%, due 7/1/2034	1,400,000 (c)
1,400,000	Los Angeles Department of Water & Power Water System Revenue Refunding, (LOC: Barclays Bank PLC), Series 2019-A-2R, 3.40%, due 7/1/2045	1,400,000 (c)
3,000,000	North Orange County Community College District General Obligation, Series 2022-C, 4.00%, due 8/1/2047	3,001,203
1,385,000	Ohlone Community College District General Obligation (Election 2010), Series 2014-B, 0.00%, due 8/1/2029 Pre-Refunded 8/1/2024	1,078,447
885,000	Oxnard Harbor District Revenue, Series 2011-B, 4.50%, due 8/1/2024	894,525
1,250,000	Palomar Health Refunding Revenue, Series 2016, 4.00%, due 11/1/2039	1,166,679
1,000,000	Rancho Cucamonga Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project), Series 2014, (AGM Insured), 5.00%, due 9/1/2027	1,030,765
475,000	Riverside County Community Facilities District Special Tax Revenue (Scott Road), Series 2013, 5.00%, due 9/1/2025	475,517
300,000	Riverside County Transportation Commission Toll Revenue Refunding Senior Lien (RCTC No. 91 Express Lanes), Series 2021-B1, 4.00%, due 6/1/2046	284,083
1,500,000	Riverside County Transportation Commission Toll Revenue Senior Lien (Capital Appreciation), Series 2013-B, 0.00%, due 6/1/2023	1,496,041
	Romoland School District Special Tax Refunding (Community Facilities District No. 2006-1)
100,000	Series 2017, 4.00%, due 9/1/2029	100,331
200,000	Series 2017, 4.00%, due 9/1/2030	200,511
525,000	Series 2017, 3.25%, due 9/1/2031	491,491
1,700,000	Sacramento Area Flood Control Agency Refunding (Consol Capital Assessment District No. 2), Series 2016-A, 5.00%, due 10/1/2047	1,778,316
	Sacramento City Finance Authority Refunding Revenue (Master Lease Program Facilities)
1,000,000	Series 2006-E, (AMBAC Insured), 5.25%, due 12/1/2024	1,035,468
400,000	Series 2006-E, (AMBAC Insured), 5.25%, due 12/1/2026	435,885
1,950,000	Sacramento County Airport System Revenue Refunding, Series 2018-C, 5.00%, due 7/1/2033	2,092,270
500,000	Sacramento Special Tax (Natomas Meadows Community Facilities District No. 2007-01), Series 2017, 5.00%, due 9/1/2047	509,429 (a)
See Notes to Financial Statements

Schedule of Investments California Municipal Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value
California – cont'd
$2,000,000	San Luis Coastal Unified School District General Obligation (Election 2022), Series 2023-A, 4.00%, due 8/1/2053	$1,982,403
	Santa Maria Bonita School District Certificate of Participation (New School Construction Project)
310,000	Series 2013, (BAM Insured), 3.25%, due 6/1/2025 Pre-Refunded 6/1/2023	310,000
575,000	Series 2013, (BAM Insured), 3.50%, due 6/1/2026 Pre-Refunded 6/1/2023	575,115
325,000	Series 2013, (BAM Insured), 3.50%, due 6/1/2027 Pre-Refunded 6/1/2023	325,065
270,000	Series 2013, (BAM Insured), 3.50%, due 6/1/2028 Pre-Refunded 6/1/2023	270,054
1,000,000	Santa Monica-Malibu Unified School District Refunding General Obligation, Series 2013, 3.00%, due 8/1/2027 Pre-Refunded 8/1/2023	999,499
	Sulphur Springs Union School District Certificate of Participation Conv. Capital Appreciation Bonds
80,000	Series 2010, (AGM Insured), 6.50%, due 12/1/2037	82,236
525,000	Series 2010, (AGM Insured), 6.50%, due 12/1/2037 Pre-Refunded 12/1/2025	574,186
450,000	Series 2010, (AGM Insured), 6.50%, due 12/1/2037 Pre-Refunded 12/1/2025	490,396
170,000	Series 2010, (AGM Insured), 6.50%, due 12/1/2037	185,355
2,000,000	Sweetwater Union High School District Public Financing Authority Revenue, Series 2013, (BAM Insured), 5.00%, due 9/1/2025	2,010,030
500,000	Tobacco Securitization Authority Southern California Tobacco Settlement Revenue Refunding (San Diego Co. Asset Securitization Corp.), Series 2019-A, 5.00%, due 6/1/2048	517,823
2,000,000	Twin Rivers Unified School District General Obligation (Election 2022), Series 2023-A, (BAM Insured), 4.13%, due 8/1/2047	1,970,949
3,000,000	Victor Valley Community College District General Obligation Capital Appreciation (Election 2008), Series 2009-C, 6.88%, due 8/1/2037	3,642,430
3,500,000	William S. Hart Union High School District General Obligation Capital Appreciation (Election 2001), Series 2005-B, (AGM Insured), 0.00%, due 9/1/2026	3,161,944
2,250,000	Wiseburn School District General Obligation Capital Appreciation (Election 2010), Series 2011-B, (AGM Insured), 0.00%, due 8/1/2036	2,397,296 (d)
		99,297,992
Guam 3.9%
525,000	Antonio B Won Pat International Airport Authority Revenue Refunding, Series 2023-A, 5.38%, due 10/1/2040	525,160 (e)
500,000	Guam Government Business Privilege Tax Revenue Refunding, Series 2021-F, 4.00%, due 1/1/2036	486,084
600,000	Guam Government Hotel Occupancy Tax Revenue Refunding, Series 2021-A, 5.00%, due 11/1/2040	609,088
1,075,000	Guam Power Authority Revenue, Series 2022-A, 5.00%, due 10/1/2037	1,141,129
		2,761,461
Kansas 0.7%
	Goddard Kansas Sales Tax Special Obligation Revenue (Olympic Park Star Bond Project)
215,000	Series 2019, 3.60%, due 6/1/2030	202,998
300,000	Series 2021, 3.50%, due 6/1/2034	264,171
		467,169
Louisiana 0.7%
500,000	Louisiana State Public Facilities Authority Revenue (Southwest Louisiana Charter Academy Foundation Project), Series 2013-A, 7.63%, due 12/15/2028	503,246
New Jersey 0.3%
205,000	New Jersey State Economic Development Authority Revenue (Continental Airlines, Inc., Project), Series 1999, 5.13%, due 9/15/2023	205,146
New York 0.8%
650,000	Build NYC Resource Corp. Revenue, Series 2014, 5.25%, due 11/1/2034	587,354
See Notes to Financial Statements

Schedule of Investments California Municipal Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value
Ohio 5.3%
$3,815,000	Buckeye Tobacco Settlement Finance Authority Asset-Backed Senior Refunding Revenue, Series 2020-B-2, 5.00%, due 6/1/2055	$3,555,896
280,000	Southern Ohio Port Exempt Facility Authority Revenue, (PureCycle Project), Series 2020-A, 7.00%, due 12/1/2042	208,398 (a)
		3,764,294
Puerto Rico 6.9%
500,000	Puerto Rico Commonwealth General Obligation (Restructured), Series 2021-A1, 4.00%, due 7/1/2046	405,226
875,000	Puerto Rico Industrial Tourist Education Medical & Environmental Control Facilities Authority Revenue (Hospital Auxilio Mutuo Obligation Group Project), Series 2021, 5.00%, due 7/1/2027	927,411
3,662,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series 2018-A-1, 5.00%, due 7/1/2058	3,526,883
		4,859,520
South Carolina 0.9%
395,000	South Carolina Jobs Economic Development Authority Economic Development Revenue (River Park Senior Living Project), Series 2017-A, 7.75%, due 10/1/2057	423,520
250,000	South Carolina Jobs Economic Development Authority Solid Waste Disposal Revenue (AMT-Green Bond-Last Step Recycling LLC Project), Series 2021-A, 6.50%, due 6/1/2051	187,194 (a)
		610,714
Texas 0.6%
294,783	Mission Economic Development Corp. Water Supply Revenue (Green Bond-Environmental Water Minerals Project), Series 2015, 7.75%, due 1/1/2045	5,896 (a)(b)
450,000	New Hope Cultural Education Facilities Finance Corp. Senior Living Revenue (Bridgemoor Plano Project), Series 2018-A, 7.25%, due 12/1/2053	405,000 (b)
		410,896
Virgin Islands 2.1%
1,500,000	Matching Fund Special Purpose Securitization Corp. Refunding, Series 2022-A, 5.00%, due 10/1/2039	1,471,949
Wisconsin 0.3%
300,000	Public Finance Authority Retirement Facility Revenue Refunding (Friends Homes), Series 2019, 5.00%, due 9/1/2054	254,477 (a)
Total Investments 163.8% (Cost $119,326,898)		115,820,834
Other Assets Less Liabilities 0.8%		576,485
Liquidation Preference of Variable Rate Municipal Term Preferred Shares (64.6%)		(45,700,000)
Net Assets Applicable to Common Stockholders 100.0%		$70,697,319

(a)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At April 30, 2023, these securities amounted to $14,681,083, which represents 20.8% of net assets applicable to common stockholders of the Fund.

(b)	Defaulted security.
(c)
Variable rate demand obligation where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate generally resets daily or weekly and is determined by the remarketing agent. The rate shown represents the rate in effect at April 30, 2023.

(d)	Currently a zero coupon security; will convert to 7.30% on August 1, 2026.
(e)	When-issued security. Total value of all such securities at April 30, 2023 amounted to $525,160, which represents 0.7% of net assets applicable to common stockholders of the Fund.
See Notes to Financial Statements

Schedule of Investments California Municipal Fund Inc.^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of April 30, 2023:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Municipal Notes#	$—	$115,820,834	$—	$115,820,834
Total Investments	$—	$115,820,834	$—	$115,820,834

#	The Schedule of Investments provides information on the state/territory categorization.

^
A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Financial Statements

Schedule of Investments Municipal Fund Inc.^ (Unaudited)
April 30, 2023

Principal Amount		Value
Municipal Notes 162.8%
Alabama 0.3%
$750,000	Sumter County Industrial Development Authority (Green Bond-Enviva, Inc.), Series 2022, 6.00%, due 7/15/2052 Putable 7/15/2032	$675,155
American Samoa 0.8%
1,700,000	American Samoa Economic Development Authority General Revenue Refunding, Series 2015-A, 6.25%, due 9/1/2029	1,775,411
Arizona 1.8%
500,000	Maricopa County Industrial Development Authority Education Refunding Revenue (Paradise School Project Paragon Management, Inc.), Series 2016, 5.00%, due 7/1/2036	500,256 (a)
2,250,000	Navajo Nation Refunding Revenue, Series 2015-A, 5.00%, due 12/1/2025	2,290,490 (a)
940,000	Phoenix Industrial Development Authority Education Revenue (Great Hearts Academies Project), Series 2014, 3.75%, due 7/1/2024	929,948
400,000	Phoenix-Mesa Gateway Airport Authority Special Facility Revenue (Mesa Project), Series 2012, 5.00%, due 7/1/2024	400,414
		4,121,108
California 35.0%
505,000	California Infrastructure & Economic Development Bank State School Fund Revenue (King City Joint Union High School), Series 2010, 5.13%, due 8/15/2024	505,422
	California Municipal Finance Authority Charter School Lease Revenue (Sycamore Academy Project)
420,000	Series 2014, 5.00%, due 7/1/2024	422,813 (a)
630,000	Series 2014, 5.13%, due 7/1/2029	635,730 (a)
	California Municipal Finance Authority Charter School Lease Revenue (Vista Charter Middle School Project)
310,000	Series 2014, 5.00%, due 7/1/2024	310,430
430,000	Series 2014, 5.13%, due 7/1/2029	430,811
500,000	California Municipal Finance Authority Charter School Revenue (Palmdale Aerospace Academy Project), Series 2016, 5.00%, due 7/1/2031	500,980 (a)
570,000	California Municipal Finance Authority Revenue (Baptist University), Series 2015-A, 5.00%, due 11/1/2030	578,543 (a)
585,000	California Municipal Finance Authority Revenue (Touro College & University Systems Obligated Group), Series 2014-A, 4.00%, due 1/1/2026 Pre-Refunded 7/1/2024	591,619
2,000,000	California Municipal Finance Authority Student Housing Revenue (CHF-Davis I LLC-West Village Student Housing Project), Series 2018, 5.00%, due 5/15/2051	2,020,154
275,000	California Municipal Finance Authority Student Housing Revenue (CHF-Davis II LLC, Green Bond-Orchard Park Student Housing Project), Series 2021, (BAM Insured), 3.00%, due 5/15/2054	207,478
1,300,000	California School Finance Authority Revenue (Alliance College - Ready Public School Project), Series 2015-A, 5.00%, due 7/1/2030	1,337,670 (a)
	California State Department of Veterans Affairs Home Purchase Program Refunding Revenue
2,155,000	Series 2016-A, 2.90%, due 6/1/2028	2,127,736
2,450,000	Series 2016-A, 2.95%, due 12/1/2028	2,426,195
8,000,000	California State General Obligation, Series 2022, 3.00%, due 4/1/2052	6,188,992
470,000	California State Pollution Control Financing Authority Solid Waste Disposal Revenue (Aemerage Redak Services Southern California LLC Project), Series 2016, 7.00%, due 12/1/2027	47,000 (a)(b)
2,000,000	California State Pollution Control Financing Authority Solid Waste Disposal Revenue (Calplant I Green Bond Project), Series 2019, 7.50%, due 12/1/2039	49,401 (a)(b)
1,855,000	California State Pollution Control Financing Authority Solid Waste Disposal Revenue (Green Bond-Rialto Bioenergy Facility LLC Project), Series 2019, 7.50%, due 12/1/2040	1,245,792 (a)
3,990,000	California State Pollution Control Financing Authority Water Furnishing Revenue, Series 2012, 5.00%, due 7/1/2027	3,998,112 (a)
12,665,000	Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue Refunding, Series 2021-B-2, 0.00%, due 6/1/2066	1,398,890
See Notes to Financial Statements

Schedule of Investments Municipal Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value
California – cont'd
$2,000,000	Imperial Community College District General Obligation Capital Appreciation (Election 2010), Series 2011-A, (AGM Insured), 6.75%, due 8/1/2040 Pre-Refunded 8/1/2025	$2,170,129
2,000,000	North Orange County Community College District General Obligation, Series 2022-C, 4.00%, due 8/1/2047	2,000,802
3,620,000	Norwalk-La Mirada Unified School District General Obligation Capital Appreciation, Series 2005-B, (AGM Insured), 0.00%, due 8/1/2024	3,477,712
5,750,000	Norwalk-La Mirada Unified School District General Obligation Capital Appreciation (Election 2002), Series 2009-E, (Assured Guaranty Insured), 5.50%, due 8/1/2029	6,554,454
5,000,000	Redondo Beach Unified School District General Obligation, Series 2009, 6.38%, due 8/1/2034 Pre-Refunded 8/1/2026	5,596,891
4,000,000	Sacramento City Finance Authority Refunding Revenue (Master Lease Program Facilities), Series 2006-E, (AMBAC Insured), 5.25%, due 12/1/2026	4,358,849
2,000,000	San Bernardino Community College District General Obligation Capital Appreciation (Election), Series 2009-B, 6.38%, due 8/1/2034 Pre-Refunded 8/1/2024	2,079,769
6,000,000	San Mateo Foster City School District General Obligation Capital Appreciation (Election 2008), Series 2010, 0.00%, due 8/1/2032	6,937,194 (c)
2,040,000	Sweetwater Union High School District Public Financing Authority Revenue, Series 2013, (BAM Insured), 5.00%, due 9/1/2025	2,050,231
9,070,000	Victor Valley Community College District General Obligation Capital Appreciation (Election 2008), Series 2009-C, 6.88%, due 8/1/2037	11,012,280
5,095,000	Victor Valley Joint Union High School District General Obligation Capital Appreciation Bonds, Series 2009, (Assured Guaranty Insured), 0.00%, due 8/1/2026	4,636,269
3,000,000	Wiseburn School District General Obligation Capital Appreciation (Election 2010), Series 2011-B, (AGM Insured), 0.00%, due 8/1/2036	3,196,395 (d)
		79,094,743
Colorado 3.5%
	Colorado Educational & Cultural Facilities Authority Revenue (Charter School- Atlas Preparatory School Project)
550,000	Series 2015, 4.50%, due 4/1/2025	556,944 (a)
1,000,000	Series 2015, 5.13%, due 4/1/2035 Pre-Refunded 4/1/2025	1,038,545 (a)
1,350,000	Series 2015, 5.25%, due 4/1/2045 Pre-Refunded 4/1/2025	1,405,150 (a)
750,000	Colorado Educational & Cultural Facility Authority Revenue Refunding, Series 2014, 4.50%, due 11/1/2029	748,548
2,550,000	Plaza Metropolitan District No. 1 Tax Allocation Revenue, Series 2013, 4.00%, due 12/1/2023	2,543,996 (a)
5,333,333	Villages at Castle Rock Metropolitan District No. 6 (Cabs - Cobblestone Ranch Project), Series 2007-2, 0.00%, due 12/1/2037	1,704,910
		7,998,093
Connecticut 0.3%
750,000	Hamden General Obligation, Series 2013, (AGM Insured), 3.13%, due 8/15/2025	745,697
District of Columbia 0.3%
650,000	District of Columbia Student Dormitory Revenue (Provident Group-Howard Property), Series 2013, 5.00%, due 10/1/2045	621,285
Florida 7.1%
800,000	Capital Trust Agency Senior Living Revenue (H-Bay Ministries, Inc. Superior Residences-Third Tier), Series 2018-C, 7.50%, due 7/1/2053	16,000 (a)(b)
2,000,000	Capital Trust Agency Senior Living Revenue (Wonderful Foundations School Project), Series 2020-A-1, 5.00%, due 1/1/2055	1,513,390 (a)
770,000	Cityplace Community Development District Special Assessment Refunding Revenue, Series 2012, 5.00%, due 5/1/2026	789,464
See Notes to Financial Statements

Schedule of Investments Municipal Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value
Florida – cont'd
	Florida Development Finance Corp. Education Facilities Revenue (Renaissance Charter School, Inc.)
$3,120,000	Series 2013-A, 6.75%, due 12/15/2027 Pre-Refunded 6/15/2023	$3,131,404
1,750,000	Series 2014-A, 5.75%, due 6/15/2029	1,771,993 (a)
1,075,000	Florida Development Finance Corp. Education Facilities Revenue Refunding (Pepin Academies, Inc.), Series 2016-A, 5.00%, due 7/1/2036	971,661
8,000,000	Hillsborough County Industrial Development Authority Hospital Revenue (Tampa General Hospital Project), Series 2020, 3.50%, due 8/1/2055	6,263,286
845,000	Village Community Development District No. 11 Special Assessment Revenue, Series 2014, 4.13%, due 5/1/2029	835,419
960,000	Village Community Development District No. 13 Special Assessment Revenue, Series 2019, 3.70%, due 5/1/2050	732,820
		16,025,437
Guam 0.6%
250,000	Antonio B Won Pat International Airport Authority Revenue Refunding, Series 2023-A, 5.38%, due 10/1/2043	249,835 (e)
1,000,000	Guam Power Authority Revenue, Series 2022-A, 5.00%, due 10/1/2035	1,079,483
		1,329,318
Hawaii 0.8%
2,250,000	Hawaii State Department of Budget & Finance Special Purpose Revenue (Hawaiian Electric Co., Inc. - Subsidiary), Series 2019, 3.50%, due 10/1/2049	1,787,555
Illinois 23.1%
5,705,000	Berwyn General Obligation, Series 2013-A, 5.00%, due 12/1/2027	5,737,210
	Chicago General Obligation
250,000	Series 2002-2002B, 5.13%, due 1/1/2027	255,039
2,000,000	Series 2002-B, 5.00%, due 1/1/2025	2,045,058
1,000,000	Series 2019-A, 5.00%, due 1/1/2044	996,104
	Chicago Refunding General Obligation
1,000,000	Series 2005-D, 5.50%, due 1/1/2040	1,017,881
700,000	Series 2014-A, 5.00%, due 1/1/2027	704,320
3,000,000	Series 2017-A, 6.00%, due 1/1/2038	3,192,942
	Cook County School District No. 83 General Obligation (Mannheim)
1,350,000	Series 2013-C, 5.45%, due 12/1/2030	1,368,244
1,960,000	Series 2013-C, 5.50%, due 12/1/2031	1,987,047
1,560,000	Illinois Finance Authority Refunding Revenue (Presence Health Network Obligated Group), Series 2016-C, 5.00%, due 2/15/2031	1,679,210
1,000,000	Illinois Finance Authority Revenue Refunding (Northwestern Memorial Health Care Obligated Group), Series 2017-A, 4.00%, due 7/15/2047	961,779
1,905,000	Illinois Sports Facilities Authority Capital Appreciation Revenue (Saint Tax Supported), Series 2001, (AMBAC Insured), 0.00%, due 6/15/2026	1,672,960
	Illinois State General Obligation
3,900,000	Series 2012, 4.00%, due 8/1/2025 Pre-Refunded 8/8/2023	3,907,002
1,000,000	Series 2013, 5.00%, due 7/1/2023	1,002,176
5,200,000	Series 2017-D, 5.00%, due 11/1/2028	5,582,373
3,000,000	Series 2021-A, 4.00%, due 3/1/2039	2,918,484
2,175,000	Series 2021-A, 4.00%, due 3/1/2040	2,099,788
775,000	Series 2021-A, 5.00%, due 3/1/2046	813,328
4,250,000	Illinois State General Obligation Refunding, Series 2016, 5.00%, due 2/1/2024	4,293,124
See Notes to Financial Statements

Schedule of Investments Municipal Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value
Illinois – cont'd
	Southern Illinois University Certificate of Participation (Capital Improvement Project)
$945,000	Series 2014-A-1, (BAM Insured), 5.00%, due 2/15/2027	$954,956
1,375,000	Series 2014-A-1, (BAM Insured), 5.00%, due 2/15/2028	1,388,952
715,000	Series 2014-A-1, (BAM Insured), 5.00%, due 2/15/2029	721,978
	University of Illinois (Health Service Facilities System)
2,725,000	Series 2013, 5.00%, due 10/1/2027	2,747,447
2,875,000	Series 2013, 5.75%, due 10/1/2028	2,909,047
1,500,000	Upper Illinois River Valley Development Authority Revenue Refunding (Cambridge Lakes Learning Center), Series 2017-A, 5.25%, due 12/1/2047	1,323,036 (a)
		52,279,485
Indiana 0.1%
150,000	Valparaiso Exempt Facilities Revenue (Pratt Paper LLC Project), Series 2013, 5.88%, due 1/1/2024	151,461
Iowa 0.5%
1,105,000	Iowa State Higher Education Loan Authority Revenue (Des Moines University Project), Series 2020, 5.00%, due 10/1/2028	1,183,761
Kentucky 0.5%
1,350,000	Ashland City Kentucky Medical Center Refunding Revenue (Ashland Hospital Corp. DBA Kings Daughter Medical Center), Series 2019, (AGM Insured), 3.00%, due 2/1/2040	1,100,766
Louisiana 1.3%
675,243	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue (Lafourche Parish Gomesa Project), Series 2019, 3.95%, due 11/1/2043	592,067 (a)
1,715,000	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Refunding (Westside Habilitation Center Project), Series 2017-A, 5.75%, due 2/1/2032	1,631,173 (a)
775,000	Louisiana State Public Facilities Authority Revenue (Southwest Louisiana Charter Academy Foundation Project), Series 2013-A, 7.63%, due 12/15/2028	780,032
		3,003,272
Maine 0.7%
2,600,000	Maine State Finance Authority (Green Bond-Go Lab Madison LLC Project), Series 2021, 8.00%, due 12/1/2051	1,521,867 (a)
Maryland 0.1%
300,000	Baltimore Special Obligation Refunding Revenue Senior Lien (Harbor Point Project), Series 2022, 5.00%, due 6/1/2051	286,957
Massachusetts 0.8%
	Massachusetts State Development Finance Agency Revenue (Milford Regional Medical Center)
200,000	Series 2014-F, 5.00%, due 7/15/2024	200,457
415,000	Series 2014-F, 5.00%, due 7/15/2025	415,869
200,000	Series 2014-F, 5.00%, due 7/15/2026	200,478
190,000	Series 2014-F, 5.00%, due 7/15/2027	190,500
860,000	Massachusetts State Education Financing Authority Revenue, Series 2012-J, 4.70%, due 7/1/2026	860,172
		1,867,476
Michigan 6.0%
1,500,000	Detroit Downtown Development Authority Tax Increment Revenue Refunding (Catalyst Development Project), Series 2018-A, (AGM Insured), 5.00%, due 7/1/2048	1,492,022
	Detroit General Obligation
3,000,000	Series 2021-A, 5.00%, due 4/1/2046	2,933,046
3,850,000	Series 2021-A, 5.00%, due 4/1/2050	3,709,530
2,000,000	Michigan State Building Authority Revenue (Facilities Program), Series 2022-I, 5.00%, due 10/15/2047	2,203,400
See Notes to Financial Statements

Schedule of Investments Municipal Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value
Michigan – cont'd
$2,500,000	Michigan State Strategic Fund Ltd. Obligation Revenue (Green Bond-Recycled Board Machine Project), Series 2021, 4.00%, due 10/1/2061 Putable 10/1/2026	$2,483,393
750,000	Michigan State Strategic Fund Ltd. Obligation Revenue (Improvement Project), Series 2018, 5.00%, due 6/30/2048	750,790
100,000	Summit Academy Public School Academy Refunding Revenue, Series 2005, 6.38%, due 11/1/2035	40,000 (b)
		13,612,181
Minnesota 0.2%
400,000	Saint Paul Housing & Redevelopment Authority Charter School Lease Revenue (Metro Deaf School Project), Series 2018-A, 5.00%, due 6/15/2038	383,984 (a)
Mississippi 0.7%
1,700,000	Mississippi Development Bank Special Obligation (Jackson Co. Gomesa Project), Series 2021, 3.63%, due 11/1/2036	1,529,934 (a)
Nevada 0.5%
	Director of the State of Nevada Department of Business & Industrial Revenue (Somerset Academy)
655,000	Series 2015-A, 4.00%, due 12/15/2025	635,017 (a)
500,000	Series 2015-A, 5.13%, due 12/15/2045	457,502 (a)
		1,092,519
New Hampshire 0.2%
750,000	New Hampshire Business Finance Authority Revenue (Green Bond), Series 2020-B, 3.75%, due 7/1/2045 Putable 7/2/2040	569,310 (a)
New Jersey 10.1%
	New Jersey Economic Development Authority Revenue (The Goethals Bridge Replacement Project)
500,000	Series 2013-A, 5.25%, due 1/1/2025	503,843
500,000	Series 2013-A, 5.50%, due 1/1/2026	504,800
	New Jersey Economic Development Authority Revenue (United Methodist Homes of New Jersey Obligated Group)
1,420,000	Series 2013, 3.50%, due 7/1/2024 Pre-Refunded 7/1/2023	1,419,941
1,470,000	Series 2013, 3.63%, due 7/1/2025 Pre-Refunded 7/1/2023	1,470,235
1,520,000	Series 2013, 3.75%, due 7/1/2026 Pre-Refunded 7/1/2023	1,520,549
765,000	Series 2013, 4.00%, due 7/1/2027 Pre-Refunded 7/1/2023	765,622
1,115,000	New Jersey Higher Education Student Assistance Authority Revenue (Student Loan Revenue), Series 2012-1A, 4.38%, due 12/1/2026	1,115,247
685,000	New Jersey State Economic Development Authority Revenue (Continental Airlines, Inc., Project), Series 1999, 5.13%, due 9/15/2023	685,488
	New Jersey State Economic Development Authority School Revenue (Beloved Community Charter, School, Inc. Project)
1,105,000	Series 2019-A, 5.00%, due 6/15/2049	1,015,934 (a)
725,000	Series 2019-A, 5.00%, due 6/15/2054	657,257 (a)
7,250,000	New Jersey State Transportation Trust Fund Authority, Series 2019-BB, 4.00%, due 6/15/2050	6,843,021
	New Jersey State Transportation Trust Fund Authority Transportation System Revenue Refunding
1,250,000	Series 2018-A, 5.00%, due 12/15/2036	1,339,274
4,000,000	Series 2018-A, 4.25%, due 12/15/2038	4,075,284
1,000,000	Series 2018-A, (BAM Insured), 4.00%, due 12/15/2037	1,015,742
		22,932,237
New Mexico 0.6%
1,500,000	Winrock Town Center Tax Increment Development District No. 1 (Senior Lien), Series 2022, 4.25%, due 5/1/2040	1,255,689 (a)
See Notes to Financial Statements

Schedule of Investments Municipal Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value
New York 20.0%
$225,000	Buffalo & Erie County Industrial Land Development Corp. Revenue Refunding (Charter School for Applied Technologies Project), Series 2017-A, 5.00%, due 6/1/2035	$231,518
625,000	Buffalo & Erie County Industrial Land Development Corp. Revenue Refunding (Orchard Park), Series 2015, 5.00%, due 11/15/2029	631,654
1,345,000	Build NYC Resource Corp. Refunding Revenue (New York Law School Project), Series 2016, 4.00%, due 7/1/2045	1,135,914
	Build NYC Resource Corp. Revenue
1,100,000	Series 2014, 5.00%, due 11/1/2024	1,073,470
835,000	Series 2014, 5.25%, due 11/1/2029	788,837
975,000	Series 2014, 5.50%, due 11/1/2044	804,313
250,000	Build NYC Resource Corp. Revenue (Metropolitan Lighthouse Charter School Project), Series 2017-A, 5.00%, due 6/1/2047	229,669 (a)
825,000	Build NYC Resource Corp. Revenue (New Dawn Charter School Project), Series 2019, 5.75%, due 2/1/2049	826,160 (a)
1,450,000	Build NYC Resource Corp. Revenue (South Bronx Charter School for International Cultures & the Arts), Series 2013-A, 5.00%, due 4/15/2043	1,366,138 (a)
425,000	Build NYC Resource Corp. Solid Waste Disposal Refunding Revenue (Pratt Paper, Inc. Project), Series 2014, 4.50%, due 1/1/2025	426,059 (a)
	Hempstead Town Local Development Corp. Revenue (Molloy College Project)
700,000	Series 2014, 5.00%, due 7/1/2023	701,255
735,000	Series 2014, 5.00%, due 7/1/2024	746,081
390,000	Series 2018, 5.00%, due 7/1/2030	412,603
1,400,000	Jefferson County Industrial Development Agency Solid Waste Disposal Revenue (Green Bond-Reenergy Black River LLC Project), Series 2014, 5.25%, due 1/1/2024	140,000 (a)(f)(g)
	Metropolitan Transportation Authority Revenue (Green Bond)
8,500,000	Series 2020-D-3, 4.00%, due 11/15/2049	7,851,971
3,000,000	Series 2020-D-3, 4.00%, due 11/15/2050	2,762,510
4,000,000	New York City Industrial Development Agency Revenue (Yankee Stadium Project), Series 2020-A, 3.00%, due 3/1/2049	2,917,329
800,000	New York City Municipal Water Finance Authority Water & Sewer System Refunding Revenue (Second General Resolution Revenue Bonds), Series 2022-DD, 3.97%, due 6/15/2033	800,000 (h)
1,700,000	New York City Municipal Water Finance Authority Water & Sewer System Revenue (Second General Resolution Revenue Bonds), (LOC: UBS AG), Series 2008-BB-1, 3.78%, due 6/15/2039	1,700,000 (h)
500,000	New York Liberty Development Corp. Refunding Revenue (3 World Trade Center Project), Series 2014, 5.38%, due 11/15/2040	500,170 (a)
3,200,000	New York State Dormitory Authority Revenue Non State Supported Debt (University Facility), Series 2013-A, 5.00%, due 7/1/2028 Pre-Refunded 7/1/2023	3,209,087
2,300,000	New York State Dormitory Authority Revenue Refunding Non State Supported Debt (Montefiore Obligation Group), Series 2018-A, 5.00%, due 8/1/2035	2,239,460
1,000,000	New York State Dormitory Authority Revenue State Supported Debt (New School), Series 2022-A, 4.00%, due 7/1/2052	896,566
2,000,000	New York State Mortgage Agency Homeowner Mortgage Refunding Revenue, Series 2014-189, 3.45%, due 4/1/2027	1,995,177
1,000,000	New York State Transportation Development Corp. Facility Revenue (Empire Saint Thruway Service Areas Project), Series 2021, 4.00%, due 4/30/2053	845,408
2,000,000	New York State Transportation Development Corp. Special Facility Revenue (Delta Airlines, Inc.-LaGuardia Airport Terminal C&D Redevelopment), Series 2018-A, 5.00%, due 1/1/2033	2,092,849
500,000	New York State Transportation Development Corp. Special Facility Revenue Refunding (JFK International Airport Terminal 4 Project), Series 2022, 5.00%, due 12/1/2039	525,610
1,155,000	Suffolk County Judicial Facilities Agency Lease Revenue (H. Lee Dennison Building), Series 2013, 4.25%, due 11/1/2026	1,163,231
2,000,000	Utility Debt Securitization Authority Revenue, Series 2013-TE, 5.00%, due 12/15/2028	2,023,163
500,000	Westchester County Local Development Corp. Revenue (Purchase Senior Learning Community, Inc. Project), Series 2021-A, 5.00%, due 7/1/2056	363,258 (a)
See Notes to Financial Statements

Schedule of Investments Municipal Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value
New York – cont'd
$600,000	Westchester County Local Development Corp. Revenue Refunding (Wartburg Senior Housing Project), Series 2015-A, 5.00%, due 6/1/2030	$547,626(a )
3,000,000	Yonkers Industrial Development Agency School Facilities Revenue (New Community School Project), Series 2022, 5.00%, due 5/1/2047	3,264,032
		45,211,118
North Carolina 2.2%
3,590,000	North Carolina Housing Finance Agency Homeownership Refunding Revenue, Series 2020-45, (GNMA/FNMA/FHLMC Insured), 2.20%, due 7/1/2040	2,616,930
	North Carolina Medical Care Commission Retirement Facilities Revenue
380,000	Series 2013, 5.13%, due 7/1/2023	380,966
1,700,000	Series 2020-A, 4.00%, due 9/1/2050	1,254,956
700,000	North Carolina Medical Care Commission Retirement Facilities Revenue (Twin Lakes Community), Series 2019-A, 5.00%, due 1/1/2049	654,858
		4,907,710
Ohio 8.8%
12,955,000	Buckeye Tobacco Settlement Finance Authority Asset-Backed Senior Refunding Revenue, Series 2020-B-2, 5.00%, due 6/1/2055	12,075,135
1,000,000	Jefferson County Port Economic Development Authority Revenue (JSW Steel USA, Ohio, Inc. Project), Series 2021, 3.50%, due 12/1/2051	700,126 (a)
500,000	Ohio State Air Quality Development Authority Exempt Facilities Revenue (AMG Vanadium LLC), Series 2019, 5.00%, due 7/1/2049	460,305 (a)
1,000,000	Ohio State Air Quality Development Authority Revenue (Ohio Valley Electric Corp. Project), Series 2014-B, 2.60%, due 6/1/2041 Putable 10/1/2029	886,130
2,335,000	Ohio State Air Quality Development Authority Revenue Refunding (Ohio Valley Electric Corp. Project), Series 2019-A, 3.25%, due 9/1/2029	2,178,704
3,500,000	Port Authority of Greater Cincinnati Development Revenue (Convention Center Hotel Acquisition & Demolition Project), Series 2020-A, 3.00%, due 5/1/2023	3,500,000
		19,800,400
Oklahoma 1.1%
2,000,000	Oklahoma State Development Finance Authority Health Systems Revenue (OU Medicine Project), Series 2018-B, 5.00%, due 8/15/2033	1,935,615
	Tulsa Airport Improvement Trust Refunding Revenue
250,000	Series 2015-A, (BAM Insured), 5.00%, due 6/1/2024	253,124
400,000	Series 2015-A, (BAM Insured), 5.00%, due 6/1/2025 Pre-Refunded 6/1/2024	405,677
		2,594,416
Oregon 0.0%(i)
30,000	Oregon State Housing & Community Service Department Multi-Family Revenue, Series 2012-B, (FHA/GNMA/FNMA/FHLMC Insured), 3.50%, due 7/1/2027	30,000
Pennsylvania 4.3%
2,830,000	Lancaster County Hospital Authority Refunding Revenue (Health Centre-Landis Homes Retirement Community Project), Series 2015-A, 4.25%, due 7/1/2030	2,644,977
1,250,000	Lancaster Industrial Development Authority Revenue (Garden Spot Village Project), Series 2013, 5.38%, due 5/1/2028 Pre-Refunded 5/1/2023	1,250,000
5,000,000	Leigh County Industrial Development Authority Pollution Control Revenue Refunding, Series 2016-A, 3.00%, due 9/1/2029	4,930,865
2,350,000	Pennsylvania Economic Development Financing Authority Revenue Refunding (Tapestry Moon Senior Housing Project), Series 2018-A, 6.75%, due 12/1/2053	895,938 (a)(b)
		9,721,780
See Notes to Financial Statements

Schedule of Investments Municipal Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value
Puerto Rico 7.2%
$500,000	Puerto Rico Commonwealth General Obligation (Restructured), Series 2021-A1, 4.00%, due 7/1/2046	$405,226
16,373,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series 2018-A-1, 5.00%, due 7/1/2058	15,768,884
		16,174,110
Rhode Island 1.0%
3,045,000	Rhode Island State Housing & Mortgage Finance Corp. Revenue (Homeownership Opportunity), Series 2020-73, 2.30%, due 10/1/2040	2,278,926
South Carolina 1.3%
1,480,000	South Carolina Jobs Economic Development Authority Economic Development Revenue (River Park Senior Living Project), Series 2017-A, 7.75%, due 10/1/2057	1,586,860
2,325,000	South Carolina Jobs Economic Development Authority Solid Waste Disposal Revenue (Green Bond-Jasper Pellets LLC Project), Series 2018-A, 7.00%, due 11/1/2038	1,046,250 (a)(b)(f)(g)
750,000	South Carolina Jobs Economic Development Authority Solid Waste Disposal Revenue (RePower South Berkeley LLC Project), Series 2017, 6.25%, due 2/1/2045	300,000 (a)(b)
		2,933,110
Tennessee 0.9%
2,000,000	Tennessee State Energy Acquisition Corp. Gas Revenue (Goldman Sachs Group, Inc.), Series 2006-A, 5.25%, due 9/1/2023	2,005,044
Texas 6.2%
250,000	Anson Educational Facilities Corp. Educational Revenue (Arlington Classics Academy), Series 2016-A, 5.00%, due 8/15/2045	251,803
	Arlington Higher Education Finance Corp. Revenue (Universal Academy)
120,000	Series 2014-A, 5.88%, due 3/1/2024	120,080
1,000,000	Series 2014-A, 6.63%, due 3/1/2029	1,009,479
730,000	Austin Community College District Public Facility Corp. Lease Revenue, Series 2018-C, 4.00%, due 8/1/2042	715,624
250,000	Dallas County Flood Control District No. 1 Refunding General Obligation, Series 2015, 5.00%, due 4/1/2028	250,063 (a)
2,000,000	Fort Bend County Industrial Development Corp. Revenue (NRG Energy, Inc.), Series 2012-B, 4.75%, due 11/1/2042	1,949,922
	Hale Center Education Facilities Corp. Revenue Refunding (Wayland Baptist University Project)
405,000	Series 2022, 5.00%, due 3/1/2033	433,846
1,000,000	Series 2022, 5.00%, due 3/1/2034	1,064,549
1,825,000	Series 2022, 4.00%, due 3/1/2035	1,765,260
1,000,000	Harris County Cultural Education Facilities Finance Corp. Revenue (Brazos Presbyterian Homes, Inc. Project), Series 2013-B, 5.75%, due 1/1/2028	1,000,308
	New Hope Cultural Education Facilities Finance Corp. Revenue (Beta Academy)
545,000	Series 2019-A, 5.00%, due 8/15/2039	524,965 (a)
520,000	Series 2019-A, 5.00%, due 8/15/2049	470,671 (a)
1,225,000	New Hope Cultural Education Facilities Finance Corp. Senior Living Revenue (Bridgemoor Plano Project), Series 2018-A, 7.25%, due 12/1/2053	1,102,500 (b)
500,000	New Hope Cultural Education Facilities Finance Corp. Senior Living Revenue (Cardinal Bay, Inc. Village On The Park Carriage), Series 2016-C, 5.50%, due 7/1/2046	225,000
	Parkway Utility District Water & Sewer System Revenue
495,000	Series 2022, (AGM Insured), 3.00%, due 3/1/2033	479,214
690,000	Series 2022, (AGM Insured), 3.00%, due 3/1/2034	663,724
545,000	Series 2022, (AGM Insured), 3.00%, due 3/1/2035	505,959
625,000	Texas Private Activity Bond Surface Transportation Corp. Senior Lien Revenue Refunding (North Tarrant Express Managed Lanes Project), Series 2019-A, 4.00%, due 12/31/2039	587,880
See Notes to Financial Statements

Schedule of Investments Municipal Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value
Texas – cont'd
$1,000,000	Texas State Private Activity Bond Surface Transportation Corp. Revenue (Segment 3C Project), Series 2019, 5.00%, due 6/30/2058	$1,001,982
		14,122,829
Utah 3.2%
	Salt Lake City Airport Revenue
1,000,000	Series 2017-A, 5.00%, due 7/1/2042	1,027,456
2,000,000	Series 2017-A, 5.00%, due 7/1/2047	2,042,481
1,000,000	Series 2018-A, 5.00%, due 7/1/2043	1,033,936
3,000,000	Salt Lake County Hospital Revenue (IHC Health Service, Inc.), Series 2001, (AMBAC Insured), 5.40%, due 2/15/2028	3,104,478
		7,208,351
Vermont 1.6%
1,000,000	Vermont Economic Development Authority Solid Waste Disposal Revenue (Casella Waste System, Inc.), Series 2022-A-1, 5.00%, due 6/1/2052 Putable 6/1/2027	1,002,353 (a)
	Vermont Student Assistant Corp. Education Loan Revenue
1,800,000	Series 2014-A, 5.00%, due 6/15/2024	1,821,540
785,000	Series 2015-A, 4.13%, due 6/15/2027	784,032
		3,607,925
Virgin Islands 2.2%
5,000,000	Matching Fund Special Purpose Securitization Corp. Refunding, Series 2022-A, 5.00%, due 10/1/2039	4,906,496
Virginia 0.9%
2,000,000	Virginia State Small Business Finance Authority Revenue Refunding (Senior Lien I-495, Hot Lanes Project), Series 2022, 5.00%, due 12/31/2047	2,014,485
Washington 4.4%
6,700,000	Vancouver Downtown Redevelopment Authority Revenue (Conference Center Project), Series 2013, 4.00%, due 1/1/2028	6,712,090
1,000,000	Washington State Economic Development Finance Authority Environmental Facilities Revenue (Green Bond), Series 2020-A, 5.63%, due 12/1/2040	973,301 (a)
790,000	Washington State Health Care Facilities Authority Revenue Refunding (Virginia Mason Medical Center), Series 2017, 5.00%, due 8/15/2026	822,050
1,458,241	Washington State Housing Finance Commission, Series 2021-A-1, 3.50%, due 12/20/2035	1,368,663
		9,876,104
Wisconsin 1.6%
2,000,000	Public Finance Authority Airport Facility Revenue Refunding (Trips Obligation Group), Series 2012-B, 5.00%, due 7/1/2042	1,994,563
870,000	Public Finance Authority Education Revenue (Pine Lake Preparatory, Inc.), Series 2015, 4.95%, due 3/1/2030	881,120 (a)
200,000	Public Finance Authority Education Revenue (Resh Triangle High School Project), Series 2015-A, 5.38%, due 7/1/2035	200,936 (a)
590,000	Public Finance Authority Revenue Refunding (Roseman University Health Sciences Project), Series 2015, 5.00%, due 4/1/2025	589,655
		3,666,274
Total Investments 162.8% (Cost $381,451,857)		368,003,779
Other Assets Less Liabilities 1.6%		3,810,294
Liquidation Preference of Variable Rate Municipal Term Preferred Shares (64.4%)		(145,700,000)
Net Assets Applicable to Common Stockholders 100.0%		$226,114,073

See Notes to Financial Statements

Schedule of Investments Municipal Fund Inc.^ (Unaudited)  (cont’d)
(a)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At April 30, 2023, these securities amounted to $44,130,683, which represents 19.5% of net assets applicable to common stockholders of the Fund.

(b)	Defaulted security.
(c)	Currently a zero coupon security; will convert to 6.13% on August 1, 2023.
(d)	Currently a zero coupon security; will convert to 7.30% on August 1, 2026.
(e)	When-issued security. Total value of all such securities at April 30, 2023 amounted to $249,835, which represents 0.1% of net assets applicable to common stockholders of the Fund.
(f)	Value determined using significant unobservable inputs.
(g)
Security fair valued as of April 30, 2023 in accordance with procedures approved by the valuation designee.
Total value of all such securities at April 30, 2023 amounted to $1,186,250, which represents 0.5% of net assets applicable to common stockholders of the Fund.

(h)
Variable rate demand obligation where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate generally resets daily or weekly and is determined by the remarketing agent. The rate shown represents the rate in effect at April 30, 2023.

(i)	Represents less than 0.05% of net assets applicable to common stockholders of the Fund.
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of April 30, 2023:
Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Municipal Notes
New York	$—	$45,071,118	$140,000	$45,211,118
South Carolina	—	1,886,860	1,046,250	2,933,110
Other Municipal Notes#	—	319,859,551	—	319,859,551
Total Municipal Notes	—	366,817,529	1,186,250	368,003,779
Total Investments	$—	$366,817,529	$1,186,250	$368,003,779

#	The Schedule of Investments provides a categorization by state/territory.
(a)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 11/1/2022	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 4/30/2023	Net change in unrealized appreciation/ (depreciation) from investments still held as of 4/30/2023
Investments in Securities:
Municipal Notes(1)	$140	$2	$—	$(1,164)	$—	$—	$2,208	$—	$1,186	$(1,164)
Total	$140	$2	$—	$(1,164)	$—	$—	$2,208	$—	$1,186	$(1,164)
See Notes to Financial Statements

Schedule of Investments Municipal Fund Inc.^ (Unaudited)  (cont’d)
(1) Quantitative Information about Level 3 Fair Value Measurements:

Investment type	Fair value at 4/30/2023	Valuation approach	Unobservable input(s)	Input value/ range	Weighted average(a)	Impact to valuation from increase in input(b)
Municipal Notes	$1,186,250	Market Approach	Recovery Value	$10.00 - $45.00	$40.87	Increase
(a) The weighted averages disclosed in the table above were weighted by relative fair value.
(b) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase or decrease in the corresponding input. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

^
A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Financial Statements

Schedule of Investments New York Municipal Fund Inc.^ (Unaudited)
April 30, 2023

Principal Amount		Value
Municipal Notes 162.6%
American Samoa 0.9%
$500,000	American Samoa Economic Development Authority General Revenue Refunding, Series 2015-A, 6.25%, due 9/1/2029	$522,180
California 5.7%
250,000	California State Pollution Control Financing Authority Solid Waste Disposal Revenue (Aemerage Redak Services Southern California LLC Project), Series 2016, 7.00%, due 12/1/2027	25,000 (a)(b)
345,000	California State Pollution Control Financing Authority Solid Waste Disposal Revenue (Green Bond-Rialto Bioenergy Facility LLC Project), Series 2019, 7.50%, due 12/1/2040	231,697 (a)
3,115,000	Corona-Norca Unified School District General Obligation Capital Appreciation (Election 2006), Series 2009-C, (AGM Insured), 0.00%, due 8/1/2024	2,988,525
		3,245,222
Guam 4.4%
500,000	Antonio B Won Pat International Airport Authority Revenue Refunding, Series 2023-A, 5.38%, due 10/1/2043	499,669 (c)
200,000	Guam Government Business Privilege Tax Revenue Refunding, Series 2021-F, 4.00%, due 1/1/2036	194,433
650,000	Guam Government Hotel Occupancy Tax Revenue, Series 2021-A, 5.00%, due 11/1/2035	684,493
1,035,000	Guam Power Authority Revenue, Series 2022-A, 5.00%, due 10/1/2036	1,107,214
		2,485,809
Kansas 1.0%
	Goddard Kansas Sales Tax Special Obligation Revenue (Olympic Park Star Bond Project)
220,000	Series 2019, 3.60%, due 6/1/2030	207,718
420,000	Series 2021, 3.50%, due 6/1/2034	369,840
		577,558
Louisiana 0.9%
500,000	Louisiana State Public Facilities Authority Revenue (Southwest Louisiana Charter Academy Foundation Project), Series 2013-A, 7.63%, due 12/15/2028	503,246
New York 135.8%
	Albany Capital Resource Corp. Refunding Revenue (Albany College of Pharmacy & Health Sciences)
380,000	Series 2014-A, 5.00%, due 12/1/2027	385,989
375,000	Series 2014-A, 5.00%, due 12/1/2028	381,016
270,000	Series 2014-A, 5.00%, due 12/1/2029	274,317
750,000	Broome County Local Development Corp. Revenue (Good Shepherd Village at Endwell, Inc. Project), Series 2021, 4.00%, due 1/1/2047	550,684
500,000	Buffalo & Erie County Industrial Land Development Corp. Revenue (Tapestry Charter School Project), Series 2017, 5.00%, due 8/1/2047	460,424
1,325,000	Buffalo & Erie County Industrial Land Development Corp. Revenue Refunding (Charter School for Applied Technologies Project), Series 2017-A, 5.00%, due 6/1/2035	1,363,385
	Buffalo & Erie County Industrial Land Development Corp. Revenue Refunding (Orchard Park)
500,000	Series 2015, 5.00%, due 11/15/2027	507,476
500,000	Series 2015, 5.00%, due 11/15/2028	506,159
	Build NYC Resource Corp. Refunding Revenue (City University - Queens College)
270,000	Series 2014-A, 5.00%, due 6/1/2026	274,263
225,000	Series 2014-A, 5.00%, due 6/1/2029	228,289
500,000	Build NYC Resource Corp. Refunding Revenue (Methodist Hospital Project), Series 2014, 5.00%, due 7/1/2029 Pre-Refunded 7/1/2024	510,062
1,250,000	Build NYC Resource Corp. Refunding Revenue (New York Law School Project), Series 2016, 4.00%, due 7/1/2045	1,055,682
See Notes to Financial Statements

Schedule of Investments New York Municipal Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value
New York – cont'd
	Build NYC Resource Corp. Refunding Revenue (Packer Collegiate Institute Project)
$155,000	Series 2015, 5.00%, due 6/1/2026	$160,287
125,000	Series 2015, 5.00%, due 6/1/2027	129,034
195,000	Series 2015, 5.00%, due 6/1/2028	200,858
220,000	Series 2015, 5.00%, due 6/1/2029	226,074
325,000	Series 2015, 5.00%, due 6/1/2030	333,382
565,000	Build NYC Resource Corp. Revenue, Series 2014, 5.00%, due 11/1/2024	551,373
750,000	Build NYC Resource Corp. Revenue (Metropolitan Lighthouse Charter School Project), Series 2017-A, 5.00%, due 6/1/2047	689,006 (a)
575,000	Build NYC Resource Corp. Revenue (New Dawn Charter School Project), Series 2019, 5.75%, due 2/1/2049	575,808 (a)
450,000	Build NYC Resource Corp. Revenue (New World Preparatory Charter School Project), Series 2021-A, 4.00%, due 6/15/2056	326,694 (a)
750,000	Build NYC Resource Corp. Revenue (Shefa School Project), Series 2021-A, 5.00%, due 6/15/2051	643,242 (a)
100,000	Build NYC Resource Corp. Solid Waste Disposal Refunding Revenue (Pratt Paper, Inc. Project), Series 2014, 4.50%, due 1/1/2025	100,249 (a)
	Dutchess County Local Development Corp. Revenue (Culinary Institute of America Project)
200,000	Series 2016-A-1, 5.00%, due 7/1/2041	202,272
275,000	Series 2016-A-1, 5.00%, due 7/1/2046	276,844
	Hempstead Town Local Development Corp. Revenue (Molloy College Project)
405,000	Series 2018, 5.00%, due 7/1/2031	427,816
425,000	Series 2018, 5.00%, due 7/1/2032	448,066
450,000	Series 2018, 5.00%, due 7/1/2033	473,257
	Metropolitan Transportation Authority Revenue (Green Bond)
1,500,000	Series 2020-C-1, 5.00%, due 11/15/2050	1,550,260
2,000,000	Series 2020-D-3, 4.00%, due 11/15/2049	1,847,523
300,000	Monroe County Industrial Development Corp. Revenue (Monroe Community College), Series 2014, (AGM Insured), 5.00%, due 1/15/2029	304,879
	Monroe County Industrial Development Corp. Revenue (Nazareth College of Rochester Project)
500,000	Series 2013-A, 5.00%, due 10/1/2024	502,318
500,000	Series 2013-A, 5.00%, due 10/1/2025	502,597
250,000	Series 2013-A, 4.00%, due 10/1/2026	250,037
	Monroe County Industrial Development Corp. Revenue (Saint John Fisher College)
1,120,000	Series 2012-A, 5.00%, due 6/1/2023	1,121,139
210,000	Series 2012-A, 5.00%, due 6/1/2025	210,240
	Nassau County Local Economic Assistance Corp. Revenue (Catholic Health Services of Long Island Obligated Group Project)
500,000	Series 2014, 5.00%, due 7/1/2023	500,880
1,000,000	Series 2014, 5.00%, due 7/1/2027	1,020,334
4,175,000	Nassau County Tobacco Settlement Corp. Asset Backed, Series 2006-A-3, 5.13%, due 6/1/2046	3,761,915
1,375,000	New York City Industrial Development Agency Revenue (Queens Ballpark Co. LLC), Series 2021-A, (AGM Insured), 3.00%, due 1/1/2046	1,073,239
2,000,000	New York City Industrial Development Agency Revenue (Yankee Stadium Project), Series 2020-A, (AGM Insured), 3.00%, due 3/1/2049	1,484,387
1,125,000	New York City Municipal Water Finance Authority Water & Sewer System Refunding Revenue (Second General Resolution Revenue Bonds), Series 2022-DD, 3.97%, due 6/15/2033	1,125,000 (d)
2,500,000	New York City Municipal Water Finance Authority Water & Sewer System Revenue (Second General Resolution Revenue Bonds), (LOC: Barclays Bank PLC), Subseries 2014-BB-4, 3.77%, due 6/15/2050	2,500,000 (d)
750,000	New York City Trust for Cultural Resource Refunding Revenue (Lincoln Center for the Performing Arts, Inc.), Series 2020-A, 4.00%, due 12/1/2035	772,509
See Notes to Financial Statements

Schedule of Investments New York Municipal Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value
New York – cont'd
	New York General Obligation
$1,000,000	Series 2012-3, 4.00%, due 4/1/2042	$1,000,000(d )
800,000	Series 2022-D-3, 3.78%, due 5/1/2052	800,000 (d)
500,000	New York Liberty Development Corp. Refunding Revenue (3 World Trade Center Project), Series 2014, 5.38%, due 11/15/2040	500,170 (a)
2,000,000	New York Liberty Development Corp. Revenue (Goldman Sachs Headquarters), Series 2005, 5.25%, due 10/1/2035	2,295,734
750,000	New York Liberty Development Corp. Revenue Refunding (Bank of America Tower at One Bryant Park Project), Series 2019, Class 3, 2.80%, due 9/15/2069	677,700
1,450,000	New York State Dormitory Authority Revenue, Series 2018-A, 5.00%, due 7/1/2048	1,536,605
780,000	New York State Dormitory Authority Revenue Non State Supported Debt (Culinary Institute of America), Series 2013, 4.63%, due 7/1/2025	780,990
	New York State Dormitory Authority Revenue Non State Supported Debt (Touro College & University System Obligated Group)
460,000	Series 2014-A, 4.00%, due 1/1/2026 Pre-Refunded 7/1/2024	464,836
470,000	Series 2014-A, 4.00%, due 1/1/2027 Pre-Refunded 7/1/2024	474,941
200,000	Series 2014-A, 4.00%, due 1/1/2028 Pre-Refunded 7/1/2024	202,103
275,000	Series 2014-A, 4.13%, due 1/1/2029 Pre-Refunded 7/1/2024	278,281
1,350,000	New York State Dormitory Authority Revenue Non State Supported Debt (University Facility), Series 2013-A, 5.00%, due 7/1/2028 Pre-Refunded 7/1/2023	1,353,833
615,000	New York State Dormitory Authority Revenue Non State Supported Debt (Vaughn College of Aeronautics & Technology), Series 2016, 5.00%, due 12/1/2026	611,692 (a)
400,000	New York State Dormitory Authority Revenue Refunding Non State Supported Debt (Garnet Health Medical Center), Series 2017, 5.00%, due 12/1/2035	396,519 (a)
1,500,000	New York State Dormitory Authority Revenue Refunding Non State Supported Debt (Montefiore Obligation Group), Series 2018-A, 5.00%, due 8/1/2035	1,460,517
	New York State Dormitory Authority Revenue Refunding Non State Supported Debt (Orange Regional Medical Center)
200,000	Series 2017, 5.00%, due 12/1/2036	197,286 (a)
400,000	Series 2017, 5.00%, due 12/1/2037	392,931 (a)
	New York State Environmental Facilities Corp. Solid Waste Disposal Revenue (Casella Waste System, Inc. Project)
500,000	Series 2014, 2.88%, due 12/1/2044 Putable 12/3/2029	440,211 (a)
500,000	Series 2020-R-1, 2.75%, due 9/1/2050 Putable 9/2/2025	477,290
660,000	New York State Housing Finance Agency Revenue (Affordable Housing), Series 2012-F, (SONYMA Insured), 3.05%, due 11/1/2027	648,660
830,000	New York State Housing Finance Agency Revenue Refunding (Affordable Housing), Series 2020-H, 2.45%, due 11/1/2044	583,584
1,045,000	New York State Mortgage Agency Homeowner Mortgage Refunding Revenue, Series 2014-189, 3.45%, due 4/1/2027	1,042,480
2,000,000	New York State Transportation Development Corp. Facility Revenue (Empire Saint Thruway Service Areas Project), Series 2021, 4.00%, due 4/30/2053	1,690,815
1,500,000	New York State Transportation Development Corp. Special Facility Refunding Revenue (American Airlines, Inc.-John F Kennedy International Airport Project), Series 2016, 5.00%, due 8/1/2031	1,501,821
2,000,000	New York State Transportation Development Corp. Special Facility Revenue (Delta Airlines, Inc.-LaGuardia Airport Terminal C&D Redevelopment), Series 2018-A, 5.00%, due 1/1/2033	2,092,849
1,145,000	New York State Transportation Development Corp. Special Facility Revenue (LaGuardia Airport Terminal B Redevelopment Project), Series 2016-A, 4.00%, due 7/1/2041	1,063,928
	New York State Transportation Development Corp. Special Facility Revenue Refunding (JFK International Airport Terminal 4 Project)
100,000	Series 2020-A, 4.00%, due 12/1/2042	91,440
400,000	Series 2020-C, 4.00%, due 12/1/2042	383,615
1,000,000	Niagara Area Development Corp. Solid Waste Disposal Facility Revenue Refunding (Covanta Project), Series 2018-A, 4.75%, due 11/1/2042	855,406 (a)
See Notes to Financial Statements

Schedule of Investments New York Municipal Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value
New York – cont'd
	Niagara Frontier Transportation Authority Revenue Refunding (Buffalo Niagara International Airport)
$375,000	Series 2019-A, 5.00%, due 4/1/2037	$394,940
350,000	Series 2019-A, 5.00%, due 4/1/2038	367,069
350,000	Series 2019-A, 5.00%, due 4/1/2039	365,814
	Oneida County Local Development Corp. Revenue Refunding (Mohawk Valley Health Systems Project)
1,250,000	Series 2019-A, (AGM Insured), 3.00%, due 12/1/2044	938,726
2,000,000	Series 2019-A, (AGM Insured), 4.00%, due 12/1/2049	1,816,523
500,000	Port Authority New York & New Jersey Consolidated Bonds Revenue Refunding (Two Hundred), Series 2017, 5.00%, due 4/15/2057	521,066
1,980,000	Suffolk County Judicial Facilities Agency Lease Revenue (H. Lee Dennison Building), Series 2013, 5.00%, due 11/1/2025	1,992,219
1,750,000	Suffolk Tobacco Asset Securitization Corp. Refunding (Tobacco Settle Asset Backed Subordinated Bonds), Series 2021-B1, 4.00%, due 6/1/2050	1,715,873
400,000	Triborough Bridge & Tunnel Authority Revenue Refunding, Series 2005-B-3, 3.72%, due 1/1/2032	400,000 (d)
35,000	Triborough Bridge & Tunnel Authority Special Obligation, Series 1998-A, (National Public Finance Guarantee Corp. Insured), 4.75%, due 1/1/2024	35,328
	TSASC, Inc. Revenue Refunding
580,000	Series 2017-A, 5.00%, due 6/1/2028	609,415
3,000,000	Series 2017-A, 5.00%, due 6/1/2041	3,059,720
3,000,000	Utility Debt Securitization Authority Revenue, Series 2013-TE, 5.00%, due 12/15/2028	3,034,744
	Westchester County Local Development Corp. Refunding Revenue (Westchester Medical Center)
825,000	Series 2016, 5.00%, due 11/1/2030	835,914
1,000,000	Series 2016, 3.75%, due 11/1/2037	851,855
1,000,000	Westchester County Local Development Corp. Revenue (Purchase Senior Learning Community, Inc. Project), Series 2021-A, 5.00%, due 7/1/2056	726,517 (a)
1,000,000	Westchester County Local Development Corp. Revenue Refunding (Kendal on Hudson Project), Series 2022-B, 5.00%, due 1/1/2051	941,449
1,000,000	Westchester County Local Development Corp. Revenue Refunding (Wartburg Senior Housing Project), Series 2015-A, 5.00%, due 6/1/2030	912,709 (a)
665,000	Yonkers Economic Development Corp. Education Revenue (Charter School of Education Excellence Project), Series 2019-A, 5.00%, due 10/15/2049	597,603
2,000,000	Yonkers Industrial Development Agency School Facilities Revenue (New Community School Project), Series 2022, 5.00%, due 5/1/2047	2,176,021
		77,379,007
Ohio 0.3%
230,000	Southern Ohio Port Exempt Facility Authority Revenue, (PureCycle Project), Series 2020-A, 7.00%, due 12/1/2042	171,184 (a)
Puerto Rico 9.5%
750,000	Puerto Rico Commonwealth General Obligation (Restructured), Series 2021-A1, 4.00%, due 7/1/2046	607,839
5,017,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series 2018-A-1, 5.00%, due 7/1/2058	4,831,887
		5,439,726
South Carolina 0.4%
300,000	South Carolina Jobs Economic Development Authority Solid Waste Disposal Revenue (AMT-Green Bond-Last Step Recycling LLC Project), Series 2021-A, 6.50%, due 6/1/2051	224,633 (a)
Texas 0.5%
393,043	Mission Economic Development Corp. Water Supply Revenue (Green Bond-Environmental Water Minerals Project), Series 2015, 7.75%, due 1/1/2045	7,861 (a)(b)
325,000	New Hope Cultural Education Facilities Finance Corp. Senior Living Revenue (Bridgemoor Plano Project), Series 2018-A, 7.25%, due 12/1/2053	292,500 (b)
		300,361
See Notes to Financial Statements

Schedule of Investments New York Municipal Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value
Virgin Islands 1.7%
$1,000,000	Matching Fund Special Purpose Securitization Corp. Refunding, Series 2022-A, 5.00%, due 10/1/2039	$981,299
Wisconsin 1.5%
300,000	Public Finance Authority Retirement Facility Revenue Refunding (Friends Homes), Series 2019, 5.00%, due 9/1/2054	254,477 (a)
800,000	Saint Croix Chippewa Indians of Wisconsin Refunding, Series 2021, 5.00%, due 9/30/2041	604,046 (a)
		858,523
Total Investments 162.6% (Cost $99,421,412)		92,688,748
Other Assets Less Liabilities 1.4%		805,750
Liquidation Preference of Variable Rate Municipal Term Preferred Shares (64.0%)		(36,500,000)
Net Assets Applicable to Common Stockholders 100.0%		$56,994,498

(a)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At April 30, 2023, these securities amounted to $8,887,338, which represents 15.6% of net assets applicable to common stockholders of the Fund.

(b)	Defaulted security.
(c)	When-issued security. Total value of all such securities at April 30, 2023 amounted to $499,669, which represents 0.9% of net assets applicable to common stockholders of the Fund.
(d)
Variable rate demand obligation where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate generally resets daily or weekly and is determined by the remarketing agent. The rate shown represents the rate in effect at April 30, 2023.

The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of April 30, 2023:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Municipal Notes#	$—	$92,688,748	$—	$92,688,748
Total Investments	$—	$92,688,748	$—	$92,688,748

#	The Schedule of Investments provides a categorization by state/territory.

^
A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Financial Statements

Statements of Assets and Liabilities (Unaudited)
Neuberger Berman
	California Municipal Fund Inc.	Municipal Fund Inc.	New York Municipal Fund Inc.
	April 30, 2023	April 30, 2023	April 30, 2023
Assets
Investments in securities, at value* (Note A)— see Schedule of Investments:
Unaffiliated issuers(a)	$115,820,834	$368,003,779	$92,688,748
Cash	134,008	252,273	1,052,396
Interest receivable	1,372,040	4,962,615	1,401,359
Receivable for securities sold	—	240,000	—
Prepaid expenses and other assets	1,780	5,771	1,355
Total Assets	117,328,662	373,464,438	95,143,858
Liabilities
Variable Rate Municipal Term Preferred Shares, Series A ($100,000 liquidation preference per share; 457, 1,457 and 365 shares outstanding for California Fund, Municipal Fund and New York Fund, respectively) (Note A)	45,700,000	145,700,000	36,500,000
Distributions payable—preferred shares	131,678	419,816	105,170
Distributions payable—common stock	140,997	711,141	123,041
Payable to investment manager (Note B)	24,046	76,734	19,294
Payable for securities purchased	520,007	245,592	1,293,285
Payable to administrator (Note B)	28,856	92,080	23,152
Payable to directors	1,693	1,431	1,715
Other accrued expenses and payables	84,066	103,571	83,703
Total Liabilities	46,631,343	147,350,365	38,149,360
Net Assets applicable to Common Stockholders	$70,697,319	$226,114,073	$56,994,498
Net Assets applicable to Common Stockholders consist of:
Paid-in capital—common stock	$77,382,711	$258,479,317	$70,229,701
Total distributable earnings/(losses)	(6,685,392)	(32,365,244)	(13,235,203)
Net Assets applicable to Common Stockholders	$70,697,319	$226,114,073	$56,994,498
Shares of Common Stock Outstanding ($0.0001 par value; 999,996,410, 999,990,206 and 999,996,517 shares authorized for California Fund, Municipal Fund and New York Fund, respectively)	5,551,044	18,843,164	5,077,417
Net Asset Value Per Share of Common Stock Outstanding	$12.74	$12.00	$11.23
*Cost of Investments:
(a) Unaffiliated issuers	$119,326,898	$381,451,857	$99,421,412

See Notes to Financial Statements

Statements of Operations (Unaudited)
Neuberger Berman
	California Municipal Fund Inc.	Municipal Fund Inc.	New York Municipal Fund Inc.
	For the Six Months Ended April 30, 2023	For the Six Months Ended April 30, 2023	For the Six Months Ended April 30, 2023
Investment Income:
Income (Note A):
Interest and other income—unaffiliated issuers	$2,279,836	$8,450,538	$1,938,688
Expenses:
Investment management fees (Note B)	144,154	460,843	115,875
Administration fees (Note B)	172,985	553,011	139,050
Audit fees	24,988	25,142	24,988
Basic maintenance (Note A)	6,199	6,198	6,199
Custodian and accounting fees	36,367	45,992	35,382
Insurance	1,595	5,050	1,326
Legal fees	56,961	55,644	55,943
Stockholder reports	13,837	26,787	14,442
Stock exchange listing fees	1,899	6,086	1,587
Stock transfer agent fees	15,068	15,154	15,115
Distributions to Variable Rate Municipal Term Preferred Shareholders (Note A)	849,811	2,711,127	679,530
Directors' fees and expenses	21,049	21,137	21,042
Interest	—	160	168
Miscellaneous and other fees	15,934	16,766	15,868
Total expenses	1,360,847	3,949,097	1,126,515
Net investment income/(loss)	$918,989	$4,501,441	$812,173
Realized and Unrealized Gain/(Loss) on Investments (Note A):
Net realized gain/(loss) on:
Transactions in investment securities of unaffiliated issuers	(35,452)	(79,503)	56,109
Change in net unrealized appreciation/(depreciation) in value of:
Investment securities of unaffiliated issuers	5,987,859	18,526,849	4,731,851
Net gain/(loss) on investments	5,952,407	18,447,346	4,787,960
Net increase/(decrease) in net assets applicable to Common Stockholders resulting from operations	$6,871,396	$22,948,787	$5,600,133
See Notes to Financial Statements

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Statements of Changes in Net Assets
Neuberger Berman
	California Municipal Fund Inc.		Municipal Fund Inc.
	Six Months Ended	Fiscal Year Ended	Six Months Ended	Fiscal Year Ended
	April 30, 2023 (Unaudited)	October 31, 2022	April 30, 2023 (Unaudited)	October 31, 2022
Increase/(Decrease) in Net Assets Applicable to Common Stockholders:
From Operations (Note A):
Net investment income/(loss)	$918,989	$2,741,078	$4,501,441	$11,540,476
Net realized gain/(loss) on investments	(35,452)	(471,658)	(79,503)	(3,511,579)
Change in net unrealized appreciation/(depreciation) of investments	5,987,859	(19,536,346)	18,526,849	(67,731,359)
Net increase/(decrease) in net assets applicable to Common Stockholders resulting from operations	6,871,396	(17,266,926)	22,948,787	(59,702,462)
Distributions to Common Stockholders From (Note A):
Distributable earnings	(1,169,050)	(2,984,241)	(4,974,030)	(12,509,970)
From Capital Share Transactions (Note D):
Proceeds from reinvestment of dividends and distributions	—	—	—	119,234
Net Increase/(Decrease) in Net Assets Applicable to Common Stockholders	5,702,346	(20,251,167)	17,974,757	(72,093,198)
Net Assets Applicable to Common Stockholders:
Beginning of period	64,994,973	85,246,140	208,139,316	280,232,514
End of period	$70,697,319	$64,994,973	$226,114,073	$208,139,316
See Notes to Financial Statements

New York Municipal Fund Inc.
Six Months Ended	Fiscal Year Ended
April 30, 2023 (Unaudited)	October 31, 2022

$812,173	$2,376,734
56,109	(3,044,458)
4,731,851	(15,325,876)
5,600,133	(15,993,600)

(968,208)	(2,396,338)

—	—
4,631,925	(18,389,938)

52,362,573	70,752,511
$56,994,498	$52,362,573

Notes to Financial Statements Municipal Closed-End Funds (Unaudited)
Note A—Summary of Significant Accounting Policies:
1
General: Neuberger Berman California Municipal Fund Inc. ("California Fund"), Neuberger Berman Municipal Fund Inc. ("Municipal Fund") and Neuberger Berman New York Municipal Fund Inc. ("New York Fund") (each individually a "Fund", and collectively, the "Funds") were organized as Maryland corporations on July 29, 2002. California Fund and New York Fund registered as non-diversified, closed-end management investment companies and Municipal Fund registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). Under the 1940 Act, the status of a Fund that was registered as non-diversified may, under certain circumstances, change to that of a diversified fund. Each Fund is currently a diversified fund. Each Fund’s Board of Directors ("Board") may classify or re-classify any unissued shares of capital stock into one or more classes of preferred stock without the approval of stockholders.
A balance indicated with a "—", reflects either a zero balance or a balance that rounds to less than 1.
The assets of each Fund belong only to that Fund, and the liabilities of each Fund are borne solely by that Fund and no other.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946 "Financial Services—Investment Companies."
The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires Management to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.
2
Portfolio valuation: In accordance with ASC 820 "Fair Value Measurement" ("ASC 820"), all investments held by each of the Funds are carried at the value that Management believes a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds' investments, some of which are discussed below. At times, Management may need to apply significant judgment to value investments in accordance with ASC 820.
ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
•
Level 1 – unadjusted quoted prices in active markets for identical investments
•
Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•
Level 3 – unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.
The value of the Funds’ investments in municipal notes is determined by Management primarily by obtaining valuations from independent pricing services based on bid quotations, or if quotations are not available, by methods which include various considerations such as yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions (generally Level 2 inputs). Other Level 2 and 3 inputs used by independent pricing services to value municipal notes include current trades, bid-wanted lists (which inform the market that a holder is interested in selling a position and that offers will be considered), offerings, general information on market movement, direction, trends, appraisals, bid offers and specific data on specialty issues.
Management has developed a process to periodically review information provided by independent pricing services for all types of securities.
If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not available, the security is valued using methods Management has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Pursuant to Rule 2a-5 under the 1940 Act, the Board designated Management as the Funds' valuation designee. As the Funds' valuation designee, Management is responsible for determining fair value in good faith for any and all Fund investments. Inputs and assumptions considered in determining the fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of the security; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer and/or analysts; an analysis of the company’s or issuer’s financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.
Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.
3
Securities transactions and investment income: Securities transactions are recorded on trade date for financial reporting purposes. Interest income, including accretion of discount (adjusted for original issue discount, where applicable) and amortization of premium, where applicable, is recorded on the accrual basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost and stated separately in the Statements of Operations.
4
Income tax information: Each Fund is treated as a separate entity for U.S. federal income tax purposes. It is the policy of each Fund to continue to qualify for treatment as a regulated investment company ("RIC") by complying with the requirements of the U.S. Internal Revenue Code applicable to RICs and to distribute substantially all of its net investment income and net realized capital gains to its stockholders. To the extent a Fund distributes substantially all of its net investment income and net realized capital gains to stockholders, no federal income or excise tax provision is required.
ASC 740 "Income Taxes" sets forth a minimum threshold for financial statement recognition of a tax position taken, or expected to be taken, in a tax return. The Funds recognize interest and penalties, if any, related to unrecognized tax positions as an income tax expense in the Statements of Operations. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the tax years for which the applicable statutes of limitations have not yet expired. Management has analyzed each Fund's tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Funds' financial statements.
For federal income tax purposes, the estimated cost and unrealized appreciation/(depreciation) in value of investments held at April 30, 2023 were as follows:
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
California Fund	$119,481,325	$3,685,327	$7,345,818	$(3,660,491)
Municipal Fund	381,577,810	15,968,544	29,542,575	(13,574,031)
New York Fund	100,150,960	343,227	7,805,439	(7,462,212)

Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences, if any, are primarily due to differing treatments of income and gains on various investment securities held by each Fund and net operating losses written off.
Any permanent differences resulting from different book and tax treatment are reclassified at year-end and have no impact on net income, net asset value ("NAV") or NAV per share of common stock of the Funds. For the year ended October 31, 2022, the Funds recorded permanent reclassifications primarily related to non-deductible stock issuance costs. For the year ended October 31, 2022, the Funds recorded the following permanent reclassifications:
	Paid-in Capital	Total Distributable Earnings/(Losses)
California Fund	$(5,966)	$5,966
Municipal Fund	(5,963)	5,963
New York Fund	(5,966)	5,966
The tax character of distributions paid during the years ended October 31, 2022, and October 31, 2021, was as follows:
	Distributions Paid From:
	Ordinary Income		Tax-Exempt Income		Long-Term Capital Gain		Return of Capital		Total
	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021
California Fund	$2,437	$1,768	$3,905,521	$3,505,199	$—	$—	$—	$—	$3,907,958	$3,506,967
Municipal Fund	214,885	213,186	15,201,041	15,511,565	—	—	—	—	15,415,926	15,724,751
New York Fund	290	—	3,166,782	2,836,378	—	—	—	—	3,167,072	2,836,378

As of October 31, 2022, the components of distributable earnings (accumulated losses) on a U.S. federal income tax basis were as follows:
	Undistributed Ordinary Income	Undistributed Tax-Exempt Income	Undistributed Long-Term Capital Gain	Unrealized Appreciation/ (Depreciation)	Loss Carryforwards and Deferrals	Other Temporary Differences	Total
California Fund	$—	$925,838	$—	$(9,648,351)	$(3,280,641)	$(384,584)	$(12,387,738)
Municipal Fund	—	694,794	—	(32,100,881)	(17,547,236)	(1,386,678)	(50,340,001)
New York Fund	—	441,639	—	(12,194,063)	(5,803,531)	(311,173)	(17,867,128)
The temporary differences between book basis and tax basis distributable earnings are primarily due to: defaulted bond adjustments, timing differences of fund level distributions and tax adjustments related to partnerships and other investments.
To the extent each Fund’s net realized capital gains, if any, can be offset by capital loss carryforwards, it is the policy of each Fund not to distribute such gains. Capital loss carryforward rules allow for RICs to carry forward capital losses indefinitely and to retain the character of capital loss carryforwards as short-term or long-term. As determined at October 31, 2022, the Funds had unused capital loss carryforwards available for federal income tax purposes to offset future net realized capital gains, if any, as follows:
	Capital Loss Carryforwards
	Long-Term	Short-Term
California Fund	$2,509,687	$770,954
Municipal Fund	15,050,167	2,497,069
New York Fund	3,516,241	981,632

Under the current tax rules, the Funds may defer any realized late-year ordinary losses as occurring on the first day of the following fiscal year. Late-year ordinary losses represent ordinary losses realized on investment transactions after December 31. For the year ended October 31, 2022, New York Fund elected to defer late-year ordinary losses of $1,305,658.
5
Distributions to common stockholders: Each Fund earns income, net of expenses, daily on its investments. It is the policy of each Fund to declare and pay monthly distributions to common stockholders. Distributions from net realized capital gains, if any, are normally distributed in December. Distributions to common stockholders are recorded on the ex-date. Distributions to preferred stockholders are accrued and determined as described in Note A-7.
On April 17, 2023, each Fund declared a monthly distribution to common stockholders payable May 15, 2023, to stockholders of record on April 28, 2023, with an ex-date of April 27, 2023 as follows:
Distribution per share
California Fund	$0.025400
Municipal Fund	0.037740
New York Fund	0.024233
Subsequent to April 30, 2023, on May 15, 2023, each Fund declared a monthly distribution to common stockholders payable June 15, 2023, to stockholders of record on May 31, 2023, with an ex-date of May 30, 2023 as follows:
Distribution per share
California Fund	$0.025400
Municipal Fund	0.037740
New York Fund	0.024233
6
Expense allocation: Certain expenses are applicable to multiple funds within the complex of related investment companies. Expenses directly attributable to a fund are charged to that fund. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which NBIA serves as investment manager, that are not directly attributable to a particular investment company (e.g., a Fund) are allocated among the Funds and the other investment companies or series thereof in the complex on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the investment companies or series thereof in the complex can otherwise be made fairly.
7
Financial leverage: California Fund, Municipal Fund and New York Fund issued Variable Rate Municipal Term Preferred Shares ("VMTPS") on June 30, 2014, July 1, 2014 and July 2, 2014, respectively, as follows:
Shares
California Fund	590
Municipal Fund	1,794
New York Fund	483
On April 1, 2019, the Funds extended the maturity and completed a partial redemption of VMTPS. After such partial redemptions, the Funds had VMTPS outstanding as follows:
	Shares Redeemed	Shares Outstanding
California Fund	40	550
Municipal Fund	90	1,704
New York Fund	20	463
On December 16, 2021, each Fund extended the term of its existing VMTPS to December 15, 2024. Each Fund’s VMTPS have a liquidation preference of $100,000 per share plus any accumulated unpaid distributions, whether or not earned or declared by the Fund, but excluding interest thereon ("VMTPS

Liquidation Value"). Distributions on the VMTPS are accrued daily and paid monthly at a floating rate. For financial reporting purposes only, the liquidation preference of the VMTPS is recognized as a liability in each Fund’s Statement of Assets and Liabilities.
On both August 15, 2022 and November 9, 2022, each Fund completed a partial redemption of its VMTPS. After such partial redemptions, the Funds had VMTPS outstanding as follows:
	August 15, 2022		November 9, 2022
	Shares Redeemed	Shares Outstanding	Shares Redeemed	Shares Outstanding
California Fund	38	512	55	457
Municipal Fund	47	1,657	200	1,457
New York Fund	43	420	55	365
The distribution rate for each Fund’s VMTPS is calculated based on the applicable SIFMA ("Securities Industry and Financial Markets Association") Municipal Swap Index plus a spread. The table below sets forth key terms of each Fund’s VMTPS at April 30, 2023.
Fund	Series	Term Redemption Date	Shares Outstanding	Aggregate Liquidation Preference
California Fund	Series A	12/15/2024	457	$45,700,000
Municipal Fund	Series A	12/15/2024	1,457	$145,700,000
New York Fund	Series A	12/15/2024	365	$36,500,000
Each Fund may redeem its VMTPS, in whole or in part, at its option after giving notice to the relevant holders of its VMTPS. Each Fund is also subject to certain restrictions relating to the VMTPS. Failure to comply with these restrictions could preclude a Fund from declaring any distributions to common stockholders or repurchasing common stock and/or could trigger the mandatory redemption of its VMTPS at the VMTPS Liquidation Value. The holders of the VMTPS are entitled to one vote per share and will vote with holders of common stock as a single class, except that the holders of the VMTPS will vote separately as a class on certain matters, as required by law or the Fund’s organizational documents. The holders of the VMTPS, voting as a separate class, are entitled at all times to elect two Directors of the Fund, and to elect a majority of the Directors of the Fund if the Fund fails to pay distributions on its VMTPS for two consecutive years.
During the six months ended April 30, 2023, the average aggregate liquidation preference outstanding and average annualized distribution rate of the VMTPS were $45,943,094 and 3.73%, $146,583,978 and 3.73%, and $36,743,094 and 3.73%, for California Fund, Municipal Fund and New York Fund, respectively.
8
Concentration of risk: The ability of the issuers of the debt securities held by the Funds to meet their obligations may be affected by economic developments, including those particular to a specific industry or region. California Fund and New York Fund normally invest a substantial portion of their assets in municipal bonds of issuers located in the state of California and the state of New York, respectively. The value of each of these Funds’ securities are more susceptible to adverse economic, political, regulatory or other factors affecting the issuers of such municipal bonds than a fund that does not limit its investments to such issuers.
9
Securities lending: Each Fund, using State Street Bank and Trust Company ("State Street") as its lending agent, may loan securities to qualified brokers and dealers in exchange for negotiated lender’s fees. These fees, if any, would be disclosed within the Statements of Operations under the caption "Income from securities loaned-net" and are net of expenses retained by State Street as compensation for its services as lending agent.
The initial collateral received by a Fund at the beginning of each transaction shall have a value equal to at least 102% of the prior day’s market value of the loaned securities (105% in the case of international securities). Collateral in the form of cash and/or securities issued or guaranteed by the U.S. government or its agencies, equivalent to at least 100% of the market value of securities, is maintained at all times. Thereafter, the value of the collateral is monitored on a daily basis, and collateral is moved daily between a counterparty and a Fund until the close of the transaction. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of State Street and is included in the Statements of Assets and Liabilities under the caption "Investments in securities, at value-Unaffiliated users". The total value of securities received as collateral for securities on loan is included in a footnote following the applicable Schedule of Investments, but is not included within the Statements of Assets and Liabilities because the receiving Fund does not have the right to sell or repledge the securities received as collateral. The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities. Any increase or decrease in the fair value of the securities loaned and any interest earned or dividends paid or owed on those securities during the term of the loan would accrue to that Fund.
During the six months ended April 30, 2023, the Funds did not participate in securities lending.
10
Indemnifications: Like many other companies, the Funds’ organizational documents provide that their officers ("Officers") and directors ("Directors") are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, both in some of their principal service contracts and in the normal course of their business, the Funds enter into contracts that provide indemnifications to other parties for certain types of losses or liabilities. Each Fund’s maximum exposure under these arrangements is unknown as this could involve future claims against each Fund.
11
Arrangements with certain non-affiliated service providers: In order to satisfy rating agency requirements, each Fund is required to provide the rating agency that rates its VMTPS a report on a monthly basis verifying that each Fund is maintaining eligible assets having a discounted value equal to or greater than the Preferred Shares Basic Maintenance Amount, which is a minimum level set by the rating agency as one of the conditions to maintain its rating on the VMTPS. "Discounted value" refers to the fact that the rating agency requires each Fund, in performing this calculation, to discount portfolio securities below their face value, at rates determined by the rating agency. Each Fund pays a fee to State Street for the preparation of this report which is reflected in the Statements of Operations under the caption "Basic maintenance (Note A)."
Note B—Investment Management Fees, Administration Fees, and Other Transactions with Affiliates:
Each Fund retains NBIA as its investment manager under a Management Agreement. For such investment management services, each Fund pays NBIA an investment management fee at an annual rate of 0.25% of the Fund's average daily Managed Assets. Managed Assets equal the total assets of the Fund, less liabilities other than the aggregate indebtedness entered into for purposes of leverage. For purposes of calculating Managed Assets, any VMTPS liquidation preference is not considered a liability.
Each Fund retains NBIA as its administrator under an Administration Agreement. Each Fund pays NBIA an administration fee at an annual rate of 0.30% of its average daily Managed Assets under this agreement. Additionally, NBIA retains State Street as its sub-administrator under a Sub-Administration Agreement. NBIA pays State Street a fee for all services received under the Sub-Administration Agreement.
Note C—Securities Transactions:
During the six months ended April 30, 2023, there were purchase and sale transactions of long-term securities as follows:
	Purchases	Sales
California Fund	$8,551,581	$13,999,593
Municipal Fund	9,542,367	24,007,650
New York Fund	10,243,360	11,666,585

Note D—Capital:
Transactions in shares of common stock for the six months ended April 30, 2023 and for the year ended October 31, 2022 were as follows:
	For the Six Months Ended April 30, 2023		For the Year Ended October 31, 2022
	Stock Issued on Reinvestment of Dividends and Distributions	Net Increase/ (Decrease) in Common Stock Outstanding	Stock Issued on Reinvestment of Dividends and Distributions	Net Increase/ (Decrease) in Common Stock Outstanding
California Fund	—	—	—	—
Municipal Fund	—	—	8,175	8,175
New York Fund	—	—	—	—
Note E—Proposed Reorganizations:
On April 3, 2023, the Funds announced that the Boards approved proposals to reorganize each of California Fund and New York Fund into Municipal Fund. The proposed reorganizations for the Funds are subject to certain conditions, including necessary approval by each Fund’s stockholders. The Funds expect to hold a Joint Special Meeting of Stockholders to consider approval of the reorganization proposals on July 7, 2023.
Management recommended, and the Boards approved, the reorganizations after a comprehensive assessment of the Funds. Management and the Boards believe the reorganizations will benefit stockholders of each Fund through the creation of a larger fund that may offer economies of scale, including a lower total annual operating expense ratio, enhanced earnings potential, and increased market liquidity for the combined fund’s common stock, which could positively impact trading in the combined fund’s shares.
Each transaction is expected to qualify as a tax-free reorganization for federal income tax purposes and will be effected at each Fund’s respective NAV at the time of the reorganization. Further information regarding the proposed reorganizations is contained in a joint proxy statement/prospectus which has been filed with the U.S. Securities and Exchange Commission and disseminated to each Fund’s stockholders.
Note F—Unaudited Financial Information:
The financial information included in this interim report is taken from the records of each Fund without audit by an independent registered public accounting firm. Annual reports contain audited financial statements.

Financial Highlights
California Municipal Fund Inc.
The following table includes selected data for a share of common stock outstanding throughout each period and other performance information derived from the Financial Statements. Amounts that do not round to $0.01 or $(0.01) per share are presented as $0.00 or $(0.00), respectively. Ratios that do not round to 0.01% or (0.01)% are presented as 0.00% or (0.00)%, respectively. A "—" indicates that the line item was not applicable in the corresponding period.
	Six Months Ended April 30,	Year Ended October 31,
	2023 (Unaudited)	2022	2021	2020	2019	2018
Common Stock Net Asset Value, Beginning of Period	$11.71	$15.36	$15.20	$15.58	$14.33	$15.22
Income/(Loss) From Investment Operations Applicable to Common Stockholders:
Net Investment Income/(Loss)[a]	0.17	0.49	0.64	0.62	0.54	0.51
Net Gains or (Losses) on Securities (both realized and unrealized)	1.07	(3.60)	0.06	(0.46)	1.25	(0.83)
Total From Investment Operations Applicable to Common Stockholders	1.24	(3.11)	0.70	0.16	1.79	(0.32)
Less Distributions to Common Stockholders From:
Net Investment Income	(0.21)	(0.54)	(0.54)	(0.54)	(0.52)	(0.54)
Tax Return of Capital	—	—	—	—	(0.02)	(0.03)
Total Distributions to Common Stockholders	(0.21)	(0.54)	(0.54)	(0.54)	(0.54)	(0.57)
Common Stock Net Asset Value, End of Period	$12.74	$11.71	$15.36	$15.20	$15.58	$14.33
Common Stock Market Value, End of Period	$10.97	$9.98	$13.91	$12.86	$13.92	$12.08
Total Return, Common Stock Net Asset Value[b]	10.86%[c]	(20.22)%	4.97%	1.57%	13.19%	(1.59)%
Total Return, Common Stock Market Value[b]	12.00%[c]	(24.92)%	12.36%	(3.82)%	19.96%	(9.23)%
Supplemental Data/Ratios
Net Assets Applicable to Common Stockholders, End of Period (in millions)	$70.7	$65.0	$85.2	$84.4	$86.5	$79.6
Preferred Stock Outstanding, End of Period (in millions)	$45.7	$51.2	$55.0[d]	$55.0[d]	$55.0[d]	$59.0[d]
Preferred Stock Liquidation Value Per Share	$100,000	$100,000	$100,000	$100,000	$100,000	$100,000
Ratios are Calculated Using Average Net Assets Applicable to Common Stockholders
Ratio of Gross Expenses[e]	3.90%[f]	2.63%	1.86%	2.35%	3.05%	3.17%
Ratio of Net Expenses[e]	3.90%[f]	2.63%	1.86%	2.35%	3.05%	3.17%
Ratio of Net Investment Income/(Loss)	2.64%[f]	3.57%	4.08%	4.06%	3.59%	3.41%
Portfolio Turnover Rate	7%[c]	31%	10%	27%	25%	30%
Asset Coverage Per Share of Preferred Stock, End of Period[g]	$254,987	$227,209	$255,063	$253,442	$257,409	$235,042

See Notes to Financial Highlights

Financial Highlights  (cont’d)
Municipal Fund Inc.
The following table includes selected data for a share of common stock outstanding throughout each period and other performance information derived from the Financial Statements. Amounts that do not round to $0.01 or $(0.01) per share are presented as $0.00 or $(0.00), respectively. Ratios that do not round to 0.01% or (0.01)% are presented as 0.00% or (0.00)%, respectively. A "—" indicates that the line item was not applicable in the corresponding period.
	Six Months Ended April 30,	Year Ended October 31,
	2023 (Unaudited)	2022	2021	2020	2019	2018
Common Stock Net Asset Value, Beginning of Period	$11.05	$14.88	$14.75	$15.33	$14.52	$15.49
Income/(Loss) From Investment Operations Applicable to Common Stockholders:
Net Investment Income/(Loss)[a]	0.24	0.61	0.73	0.68	0.66	0.69
Net Gains or (Losses) on Securities (both realized and unrealized)	0.97	(3.78)	0.15	(0.51)	0.90	(0.89)
Total From Investment Operations Applicable to Common Stockholders	1.21	(3.17)	0.88	0.17	1.56	(0.20)
Less Distributions to Common Stockholders From:
Net Investment Income	(0.26)	(0.66)	(0.75)	(0.75)	(0.75)	(0.77)
Common Stock Net Asset Value, End of Period	$12.00	$11.05	$14.88	$14.75	$15.33	$14.52
Common Stock Market Value, End of Period	$10.64	$9.64	$15.22	$14.15	$15.57	$12.62
Total Return, Common Stock Net Asset Value[b]	11.29%[c]	(21.57)%	5.91%	1.40%	11.18%	(0.85)%
Total Return, Common Stock Market Value[b]	13.11%[c]	(33.11)%	12.92%	(4.23)%	29.92%	(10.54)%
Supplemental Data/Ratios
Net Assets Applicable to Common Stockholders, End of Period (in millions)	$226.1	$208.1	$280.2	$277.6	$288.2	$273.0
Preferred Stock Outstanding, End of Period (in millions)	$145.7	$165.7	$170.4[d]	$170.4[d]	$170.4[d]	$179.4[d]
Preferred Stock Liquidation Value Per Share	$100,000	$100,000	$100,000	$100,000	$100,000	$100,000
Ratios are Calculated Using Average Net Assets Applicable to Common Stockholders
Ratio of Gross Expenses[e]	3.54%[f]	2.25%	1.58%	2.03%	2.66%	2.69%
Ratio of Net Expenses[e]	3.54%[f]	2.25%	1.58%	2.03%	2.66%	2.69%
Ratio of Net Investment Income/(Loss)	4.03%[f]	4.62%	4.77%	4.54%	4.39%	4.54%
Portfolio Turnover Rate	3%[c]	36%	13%	39%	44%	24%
Asset Coverage Per Share of Preferred Stock, End of Period[g]	$255,480	$225,878	$264,533	$262,958	$269,321	$252,390

See Notes to Financial Highlights

Financial Highlights  (cont’d)
New York Municipal Fund Inc.
The following table includes selected data for a share of common stock outstanding throughout each period and other performance information derived from the Financial Statements. Amounts that do not round to $0.01 or $(0.01) per share are presented as $0.00 or $(0.00), respectively. Ratios that do not round to 0.01% or (0.01)% are presented as 0.00% or (0.00)%, respectively. A "—" indicates that the line item was not applicable in the corresponding period.
	Six Months Ended April 30,	Year Ended October 31,
	2023 (Unaudited)	2022	2021	2020	2019	2018
Common Stock Net Asset Value, Beginning of Period	$10.31	$13.93	$13.72	$14.06	$13.29	$14.10
Income/(Loss) From Investment Operations Applicable to Common Stockholders:
Net Investment Income/(Loss)[a]	0.16	0.47	0.52	0.49	0.48	0.50
Net Gains or (Losses) on Securities (both realized and unrealized)	0.95	(3.62)	0.16	(0.36)	0.76	(0.82)
Total From Investment Operations Applicable to Common Stockholders	1.11	(3.15)	0.68	0.13	1.24	(0.32)
Less Distributions to Common Stockholders From:
Net Investment Income	(0.19)	(0.47)	(0.47)	(0.47)	(0.45)	(0.49)
Tax Return of Capital	—	—	—	—	(0.02)	—
Total Distributions to Common Stockholders	(0.19)	(0.47)	(0.47)	(0.47)	(0.47)	(0.49)
Common Stock Net Asset Value, End of Period	$11.23	$10.31	$13.93	$13.72	$14.06	$13.29
Common Stock Market Value, End of Period	$9.60	$8.82	$12.54	$11.64	$12.39	$11.13
Total Return, Common Stock Net Asset Value[b]	11.08%[c]	(22.61)%	5.32%	1.45%	9.96%	(1.69)%
Total Return, Common Stock Market Value[b]	10.97%[c]	(26.44)%	11.75%	(2.33)%	15.71%	(6.68)%
Supplemental Data/Ratios
Net Assets Applicable to Common Stockholders, End of Period (in millions)	$57.0	$52.4	$70.8	$69.7	$71.4	$67.5
Preferred Stock Outstanding, End of Period (in millions)	$36.5	$42.0	$46.3[d]	$46.3[d]	$46.3[d]	$48.3[d]
Preferred Stock Liquidation Value Per Share	$100,000	$100,000	$100,000	$100,000	$100,000	$100,000
Ratios are Calculated Using Average Net Assets Applicable to Common Stockholders
Ratio of Gross Expenses[e]	4.01%[f]	2.74%	1.94%	2.44%	3.10%	3.16%
Ratio of Net Expenses[e]	4.01%[f]	2.74%	1.94%	2.44%	3.10%	3.16%
Ratio of Net Investment Income/(Loss)	2.89%[f]	3.76%	3.68%	3.56%	3.45%	3.65%
Portfolio Turnover Rate	11%[c]	12%	15%	29%	29%	19%
Asset Coverage Per Share of Preferred Stock, End of Period[g]	$256,437	$224,938	$252,881	$250,508	$254,281	$239,886

See Notes to Financial Highlights

Notes to Financial Highlights Municipal Closed-End Funds (Unaudited)

a	Calculated based on the average number of shares of common stock outstanding during each fiscal period.
b
Total return based on per share NAV reflects the effects of changes in NAV on the performance of each
Fund during each fiscal period. Total return based on per share market value assumes the purchase of shares of common stock at the market price on the first day and sale of common stock at the market price on the last day of the period indicated. Dividends and distributions, if any, are assumed to be reinvested at prices obtained under each Fund's distribution reinvestment plan. Results represent past performance and do not indicate future results. Current returns may be lower or higher than the performance data quoted.
Investment returns will fluctuate and shares of common stock when sold may be worth more or less than original cost.

c	Not annualized.
d	Net of unamortized deferred issuance costs. The unamortized deferred issuance costs were:

	Year Ended October 31,
	2021	2020	2019	2018
California Fund	$5,966	$20,479	$35,031	$19,412
Municipal Fund	5,962	20,475	35,027	37,703
New York Fund	5,966	20,479	35,031	18,355

e	Distributions on VMTPS are included in expense ratios. The annualized ratios of distributions on VMTPS to average net assets applicable to common stockholders were:

	Six Months Ended April 30,	Year Ended October 31,
	2023	2022	2021	2020	2019	2018
California Fund	2.44%	1.20%	0.60%	1.07%	1.75%	1.83%
Municipal Fund	2.43%	1.16%	0.56%	1.00%	1.59%	1.62%
New York Fund	2.42%	1.21%	0.61%	1.09%	1.74%	1.78%

f	Annualized.
g
Calculated by subtracting the Fund's total liabilities (excluding the liquidation preference of VMTPS and accumulated unpaid distributions on VMTPS) from the Fund's total assets and dividing by the number of
VMTPS outstanding.

Distribution Reinvestment Plan for each Fund
American Stock Transfer & Trust Company, LLC (the "Plan Agent") will act as Plan Agent for stockholders who have not elected in writing to receive dividends and distributions in cash (each a "Participant"), will open an account for each Participant under the Distribution Reinvestment Plan ("Plan") in the same name as their then-current shares of the Fund’s common stock ("Shares") are registered, and will put the Plan into effect for each Participant as of the first record date for a dividend or capital gains distribution.
Whenever the Fund declares a dividend or distribution with respect to the Shares, each Participant will receive such dividends and distributions in additional Shares, including fractional Shares acquired by the Plan Agent and credited to each Participant’s account. If on the payment date for a cash dividend or distribution, the net asset value is equal to or less than the market price per Share plus estimated brokerage commissions, the Plan Agent shall automatically receive such Shares, including fractions, for each Participant’s account. Except in the circumstances described in the next paragraph, the number of additional Shares to be credited to each Participant’s account shall be determined by dividing the dollar amount of the dividend or distribution payable on their Shares by the greater of the net asset value per Share determined as of the date of purchase or 95% of the then-current market price per Share on the payment date.
Should the net asset value per Share exceed the market price per Share plus estimated brokerage commissions on the payment date for a cash dividend or distribution, the Plan Agent or a broker-dealer selected by the Plan Agent shall endeavor, for a purchase period lasting until the last business day before the next date on which the Shares trade on an "ex-dividend" basis, but in no event, except as provided below, more than 30 days after the payment date, to apply the amount of such dividend or distribution on each Participant’s Shares (less their pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open-market purchases in connection with the reinvestment of such dividend or distribution) to purchase Shares on the open market for each Participant’s account. No such purchases may be made more than 30 days after the payment date for such dividend or distribution except where temporary curtailment or suspension of purchase is necessary to comply with applicable provisions of federal securities laws. If, at the close of business on any day during the purchase period the net asset value per Share equals or is less than the market price per Share plus estimated brokerage commissions, the Plan Agent will not make any further open-market purchases in connection with the reinvestment of such dividend or distribution. If the Plan Agent is unable to invest the full dividend or distribution amount through open-market purchases during the purchase period, the Plan Agent shall request that, with respect to the uninvested portion of such dividend or distribution amount, the Fund issue new Shares at the close of business on the earlier of the last day of the purchase period or the first day during the purchase period on which the net asset value per Share equals or is less than the market price per Share, plus estimated brokerage commissions, such Shares to be issued in accordance with the terms specified in the third paragraph hereof. These newly issued Shares will be valued at the then-current market price per Share at the time such Shares are to be issued.
For purposes of making the reinvestment purchase comparison under the Plan, (a) the market price of the Shares on a particular date shall be the last sales price on the New York Stock Exchange (or if the Shares are not listed on the New York Stock Exchange, such other exchange on which the Shares are principally traded) on that date, or, if there is no sale on such Exchange (or if not so listed, in the over-the-counter market) on that date, then the mean between the closing bid and asked quotations for such Shares on such Exchange on such date and (b) the net asset value per Share on a particular date shall be the net asset value per Share most recently calculated by or on behalf of the Fund. All dividends, distributions and other payments (whether made in cash or Shares) shall be made net of any applicable withholding tax.
Open-market purchases provided for above may be made on any securities exchange where the Fund’s Shares are traded, in the over-the-counter market or in negotiated transactions and may be on such terms as to price, delivery and otherwise as the Plan Agent shall determine. Each Participant’s uninvested funds held by the Plan Agent will not bear interest, and it is understood that, in any event, the Plan Agent shall have no liability in connection with any inability to purchase Shares within 30 days after the initial date of such purchase as herein provided, or with the timing of any purchases effected. The Plan Agent shall have no responsibility as to the value of the Shares acquired for each Participant’s account. For the purpose of cash investments, the Plan Agent may commingle each Participant’s funds with those of other stockholders of the Fund for whom the Plan Agent similarly acts as agent, and the average price (including brokerage commissions) of all Shares purchased by the Plan Agent as Plan Agent shall be the price per Share allocable to each Participant in connection therewith.
The Plan Agent may hold each Participant’s Shares acquired pursuant to the Plan together with the Shares of other stockholders of the Fund acquired pursuant to the Plan in noncertificated form in the Plan Agent’s name or that of the Plan Agent’s nominee. The Plan Agent will forward to each Participant any proxy solicitation material and will vote any Shares so held for each Participant only in accordance with the instructions set forth on proxies returned by the Participant to the Fund.
The Plan Agent will confirm to each Participant each acquisition made for their account as soon as practicable but not later than 60 days after the date thereof. Although each Participant may from time to time have an undivided fractional interest (computed to three decimal places) in a Share, no certificates for a fractional Share will be issued. However, dividends and distributions on fractional Shares will be credited to each Participant’s account. In the event of termination of a Participant’s account under the Plan, the Plan Agent will adjust for any such undivided fractional interest in cash at the market value of the Shares at the time of termination, less the pro rata expense of any sale required to make such an adjustment.
Any Share dividends or split Shares distributed by the Fund on Shares held by the Plan Agent for Participants will be credited to their accounts. In the event that the Fund makes available to its stockholders rights to purchase additional Shares or other securities, the Shares held for each Participant under the Plan will be added to other Shares held by the Participant in calculating the number of rights to be issued to each Participant.
The Plan Agent’s service fee for handling capital gains and other distributions or income dividends will be paid by the Fund. Participants will be charged their pro rata share of brokerage commissions on all open-market purchases.
Each Participant may terminate their account under the Plan by notifying the Plan Agent in writing. Such termination will be effective immediately if the Participant’s notice is received by the Plan Agent not less than ten days prior to any dividend or distribution record date, otherwise such termination will be effective the first trading day after the payment date for such dividend or distribution with respect to any subsequent dividend or distribution. The Plan may be terminated by the Plan Agent or the Fund upon notice in writing mailed to each Participant at least 30 days prior to any record date for the payment of any dividend or distribution by the Fund.
These terms and conditions may be amended or supplemented by the Plan Agent or the Fund at any time or times but, except when necessary or appropriate to comply with applicable law or the rules or policies of the Securities and Exchange Commission or any other regulatory authority, only by mailing to each Participant appropriate written notice at least 30 days prior to the effective date thereof. The amendment or supplement shall be deemed to be accepted by each Participant unless, prior to the effective date thereof, the Plan Agent receives written notice of the termination of their account under the Plan. Any such amendment may include an appointment by the Plan Agent in its place and stead of a successor Plan Agent under these terms and conditions, with full power and authority to perform all or any of the acts to be performed by the Plan Agent under these terms and conditions. Upon any such appointment of any Plan Agent for the purpose of receiving dividends and distributions, the Fund will be authorized to pay to such successor Plan Agent, for each Participant’s account, all dividends and distributions payable on Shares held in their name or under the Plan for retention or application by such successor Plan Agent as provided in these terms and conditions.
The Plan Agent shall at all times act in good faith and agrees to use its best efforts within reasonable limits to ensure the accuracy of all services performed under this Agreement and to comply with applicable law, but assumes no responsibility and shall not be liable for loss or damage due to errors unless such error is caused by the Plan Agent’s negligence, bad faith, or willful misconduct or that of its employees. These terms and conditions are governed by the laws of the State of Maryland.
Reinvested dividends and distributions are taxed in the same manner as cash dividends and distributions — i.e., reinvestment in additional Shares does not relieve stockholders of, or defer the need to pay, any income tax that may be payable (or that is required to be withheld) on Fund dividends and distributions. Participants should contact their tax professionals for information on how the Plan impacts their personal tax situation. For additional information about the Plan, please contact the Plan Agent by telephone at 1-866-227-2136 or by mail at 6201 15th Avenue, Brooklyn, NY, 11219 or online at www.astfinancial.com.

Directory
Investment Manager and Administrator
Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, NY 10104-0002
877.461.1899
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
American Stock Transfer & Trust Company, LLC
6201 15th Avenue
Brooklyn, NY 11219
Shareholder Services 866.227.2136
Plan Agent
American Stock Transfer & Trust Company, LLC
Plan Administration Department
P.O. Box 922
Wall Street Station
New York, NY 10269-0560

Overnight correspondence should be sent to:
American Stock Transfer & Trust Company, LLC
6201 15th Avenue
Brooklyn, NY 11219
Legal Counsel
K&L Gates LLP
1601 K Street, NW
Washington, DC 20006-1600
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

Proxy Voting Policies and Procedures
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 800-877-9700 (toll-free) and on the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available, without charge upon request, by calling 800-877-9700 (toll-free), on the SEC’s website at www.sec.gov, and on Neuberger Berman’s website at www.nb.com.
Quarterly Portfolio Schedule
Each Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. Each Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. The portfolio holdings information on Forms N-PORT are available upon request, without charge, by calling 800-877-9700 (toll-free).

FACTS	WHAT DOES NEUBERGER BERMAN DO WITH YOUR PERSONAL INFORMATION?

Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:
◾  Social Security numbers, dates of birth and other numerical identifiers
◾  Names and addresses
◾  Driver’s licenses, passports and other identification documents
◾  Usernames and passwords
◾  Internet protocol addresses and other network activity information
◾  Income, credit history, credit scores, assets, transaction history and other financial information
When you are no longer our customer, we continue to share your information as described in this notice.

How?
All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Neuberger Berman chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Neuberger Berman share?	Can you limit this sharing?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes— to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes— information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes— information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 646.497.4003 or 866.483.1046 (toll-free) Email NBPrivacyOfficer@nb.com
This is not part of the Funds' stockholder Report.

Who we are
Who is providing this notice?	Entities within the Neuberger Berman family of companies, mutual funds, and private investment funds.

What we do
How does Neuberger Berman protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.
These measures include physical, electronic and procedural
safeguards, including secured files and buildings.
We restrict access to customer information to those employees who need to know such information in order to perform their job responsibilities.

How does Neuberger Berman collect my personal information?
We collect your personal information directly from you or your representatives, for example, when you
◾  seek advice about your investments
◾  give us your contact or income information
◾  provide account information or open an account
◾  direct us to buy or sell securities, or complete other
transactions
◾  visit one of our websites, portals or other online locations
We may also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?
Federal law gives you the right to limit only
◾  sharing for affiliates’ everyday business
purposes—information about your creditworthiness
◾  affiliates from using your information to market to you
◾  sharing for nonaffiliates to market to you
State laws and individual companies may give you additional
rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can
be financial and nonfinancial companies.
◾  Our affiliates include companies with a Neuberger Berman
name; financial companies, such as investment advisers or
broker dealers; mutual funds, and private investment funds.

Nonaffiliates
Companies not related by common ownership or control. They
can be financial and nonfinancial companies.
◾  Nonaffiliates we share with can include companies that
perform administrative services on our behalf (such as
vendors that provide data processing, transaction processing, and printing services) or other companies such as brokers,
dealers, or counterparties in connection with servicing your account.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ◾ Neuberger Berman doesn’t jointly market.
This is not part of the Funds' stockholder Report.

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Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, NY 10104-0002
Internal Sales & Services
877.461.1899
www.nb.com
Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a representation of future results of the Funds. This report is prepared for the general information of stockholders and is not an offer for shares of the Funds.

I0208  06/23

(b)	Not applicable to the Registrant.
Item 2. Code of Ethics.
The Board of Directors (“Board”) of Neuberger Berman New York Municipal Fund Inc. (“Registrant” or “Fund”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions (“Code of Ethics”).  During the period covered by this Form N-CSR, there were no substantive amendments to the Code of Ethics and there were no waivers from the Code of Ethics granted to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.
A copy of the Code of Ethics is incorporated by reference to Neuberger Berman Real Estate Securities Income Fund Inc.’s Form N-CSRS, Investment Company Act file number 811-21421 (filed June 26, 2023). The Code of Ethics is also available, without charge, by calling 1-800-877-9700 (toll-free).
Item 3. Audit Committee Financial Expert.
Not applicable to semi-annual reports on Form N-CSR.
Item 4. Principal Accountant Fees and Services.
Not applicable to semi-annual reports on Form N-CSR.
Item 5. Audit Committee of Listed Registrants.
Not applicable to semi-annual reports on Form N-CSR.
Item 6. Investments.
(a)	The complete schedule of investments for the Registrant is disclosed in the Registrant’s semi-annual report, which is included in Item 1 of this Form N-CSR.

(b)	Not applicable to the Registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to semi-annual reports on Form N-CSR.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
(a)	Not applicable to semi-annual reports on Form N-CSR.

(b)	There have been no changes in any of the Portfolio Managers since the Registrant’s most recent annual report on Form N-CSR.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
No reportable purchases for the period covered by this report.
Item 10.  Submission of Matters to a Vote of Security Holders.
There were no material changes to the procedures by which stockholders may recommend nominees to the Board.
Item 11. Controls and Procedures.
(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this report, the Chief Executive Officer and President and the Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
(a)	The Fund did not engage in any securities lending activity during its most recent fiscal year.
(b)	The Fund did not engage in any securities lending activity and no services were provided by the securities lending agent to the Fund during its most recent fiscal year.
Item 13. Exhibits.
(a)(1)	A copy of the Code of Ethics is incorporated by reference to Neuberger Berman Real Estate Securities Income Fund Inc.’s Form N-CSRS, Investment Company Act file number 811-21421 (filed June 26, 2023).
(a)(2)	The certifications required by Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002 (“Sarbanes-Oxley Act”) are filed herewith.
(a)(3)	Not applicable to the Registrant.
(a)(4)	Not applicable to the Registrant.

(b)	The certification required by Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act is furnished herewith.
The certification furnished pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act will not be deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, as amended (“Exchange Act”), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933, as amended, or the Exchange Act, except to the extent that the Registrant specifically incorporates it by reference.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Neuberger Berman New York Municipal Fund Inc.

By:	/s/ Joseph V. Amato
Joseph V. Amato
Chief Executive Officer and President

Date: June 26, 2023
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Joseph V. Amato
Joseph V. Amato
Chief Executive Officer and President

Date: June 26, 2023

By:	/s/ John M. McGovern
John M. McGovern
Treasurer and Principal Financial
and Accounting Officer

Date:  June 26, 2023